UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-06017
Julius Baer Global Equity Fund Inc.
(Exact Name of Registrant as Specified in Charter)
330 Madison Avenue, New York, NY	10017
(Address of Principal Executive Offices)	(Zip Code)
Tony Williams 330 Madison Avenue, New York, NY 10017
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(212) 297-3600
Date of Fiscal Year End:	October 31
Date of Reporting Period:	January 31

Item 1. Schedule of Investments

JULIUS BAER GLOBAL EQUITY FUND INC.
PORTFOLIO OF INVESTMENTS
January 31, 2006 (Unaudited)
(Percentage of Net Assets)

Share Amount	Description	Market Value (Note 1)
COMMON STOCKS—89.6%
	United States—32.1%
11,027	3COM Corp *	$50,393
3,748	Albertson’s Inc	94,272
2,820	Altria Group	203,999
6,224	American International Group	407,423
7,988	AmerisourceBergen	348,596
1,354	Amgen *	98,693
1,270	Apache Corp	95,923
10,151	Applied Materials	193,377
7,944	Archer-Daniels-Midland	250,236
1,530	Avery Dennison	91,402
4,743	Baker Hughes	367,298
5,748	Bank of America	254,234
4,324	Baxter International	159,339
2,588	Becton Dickinson & Co	167,702
3,149	Cardinal Health	226,854
3,430	Chevron Corp	203,673
1,035	Chipotle Mexican Grill - Class A *	49,183
9,194	Citigroup Inc	428,257
2,649	Clear Channel Communications	77,536
9,568	Compuware Corp *	78,840
14,236	EMC Corp *	190,762
2,147	Emerson Electric	166,285
1,960	Express Scripts *	178,928
10,322	Exxon Mobil	647,706
23,287	General Electric	762,649
4,818	Genworth Financial - Class A	157,838
5,893	Home Depot	238,961
5,850	IAC/InterActivecorp (1) *	169,767
2,166	IBM Corp	176,096
11,803	Intel Corp	251,050
1,698	Johnson & Johnson	97,703
4,005	JPMorgan Chase	159,199
3,576	KLA-Tencor Corp	185,880
13,630	Kroger Co *	250,792
2,334	Linear Technology	86,848
396	Live Nation *	7,029
6,950	Lyondell Chemical	166,870
14,999	Macquarie Infrastructure	490,467
5,675	McDonald’s Corp	198,682
3,396	Merck & Co	117,162

1

6,392	Merrill Lynch	$479,847
25,988	Microsoft Corp	731,562
3,733	Molson Coors Brewing - Class B	233,313
6,320	Morgan Stanley	388,364
3,853	Motorola Inc	87,502
1,400	National Oilwell Varco *	106,498
4,384	News Corp	73,389
3,155	News Corp - Class B (1)	52,184
1,721	Noble Corp	138,437
1,640	Oceaneering International *	97,432
16,850	Oracle Corp *	211,805
1,287	Paccar Inc	89,575
3,575	Parker Hannifin	270,878
2,070	Peabody Energy	205,986
5,334	Pepsico Inc	304,998
5,723	Perot Systems - Class A *	86,246
21,025	Pfizer Inc	539,922
6,172	Procter & Gamble	365,568
1,997	Prudential Financial	150,454
4,271	Raytheon Co	174,983
547	Southern Copper	47,644
2,521	Texas Instruments	73,689
8,782	Time Warner	153,948
2,072	United Parcel Service - Class B	155,214
6,272	Verizon Communications	198,572
2,798	W.W. Grainger	198,462
6,442	Wyeth	297,943
		14,462,319
	Japan—7.5%
700	Aeon Credit Service	62,786
1,000	Aiful Corp	67,655
8,000	Bank of Yokohama	64,921
11,000	Bosch Corp	54,218
1,800	Canon Inc	108,863
1,800	Credit Saison	80,878
1,000	Daikin Industries	32,888
2,500	Denso Corp	88,199
6	Dentsu Inc	20,399
1,141	Fuji Machine Manufacturing	22,369
900	Fuji Photo Film	30,906
38	Fuji Television Network	95,110
2,118	Fujitsu Ltd	18,708
1,356	Honda Motor	77,145
1,500	Ibiden Co	84,312
4,000	Itochu Corp	34,032
200	Jafco Co	16,367
6	Japan Tobacco	93,282
753	JS Group	15,856
824	Leopalace21 Corp.	30,056

2

15,000	Matsushita Electric Industrial	$326,742
19	Mitsubishi Tokyo Financial	274,292
1,817	Mitsui Fudosan	38,338
28	Mizuho Financial	229,616
2,000	NGK Spark Plug	50,058
3,027	Nikko Securities	48,190
2,259	Nissan Motor	25,472
1,300	Nitto Denko	110,272
6,216	Nomura Holdings	121,596
3,000	NSK Ltd	22,270
120	Orix Corp	31,111
4,000	Ricoh Co	68,851
500	Sega Sammy Holdings	17,981
21,000	Seiyu Ltd *	66,553
1,200	Seven & I Holdings *	50,844
2,000	Sharp Corp	36,646
1,748	Sony Corp	85,112
2,078	Sumitomo Corp	28,490
22	Sumitomo Mitsui Financial	257,464
700	Suzuki Motor	14,291
800	Takeda Chemical Industries	45,377
430	Takefuji Corp	25,933
3,154	Toshiba Corp	20,234
5,100	Toyota Motor	264,878
1,300	Yamaha Motor	33,426
		3,392,987
	France—6.3%
6,555	Alcatel SA *	86,363
436	Atos Origin *	32,269
3,011	BNP Paribas	268,369
1,697	Bouygues SA	92,977
871	Compagnie de Saint-Gobain	57,061
641	Electricite de France *	28,426
1,953	Generale de Sante	55,257
1,263	JC Decaux *	31,348
3,454	Lafarge SA	363,217
317	Lagardere S.C.A.	25,252
586	L’Air Liquide	120,399
2,327	LVMH SA	209,806
889	Pernod-Ricard	165,165
785	Pinault-Printemps-Redoute	91,510
685	Publicis Groupe	25,811
348	Renault SA	32,834
4,292	Sanofi-Aventis	393,228
649	Schneider Electric	67,775
510	Societe Generale - Class A	67,317
2,791	Societe Television Francaise	88,388
2,409	Suez SA	89,045
1,045	Total SA	318,652

3

655	Vinci SA	$60,885
2,499	Vivendi Universal	78,230
		2,849,584
	United Kingdom—5.4%
12,041	Aegis Group	27,179
1,499	Anglo American	57,548
1,780	Associated British Ports	18,618
9,756	BAA PLC	108,374
5,159	BAE Systems	38,236
6,993	Balfour Beatty	45,428
2,008	Barclays	21,449
1,826	BG Group	20,609
6,002	BP PLC	72,113
8,687	Burberry Group	66,546
21,445	Compass Group	84,521
26,162	Dawnay Day Treveria *	37,487
17,878	Diageo PLC	265,802
380	Eurocastle Investment	25,555
13,237	GlaxoSmithkline PLC	338,315
2,320	Highland Gold Mining	12,370
1,747	Imperial Tobacco	51,916
1,900	London Stock Exchange	24,567
2,121	Pearson PLC	27,444
7,984	Peninsular and Oriental Steam Navigation	77,408
1,273	Peter Hambro Mining *	29,187
5,555	Prudential PLC	56,277
3,120	Reckitt Benckiser	102,367
498	Rhoen Klinikum	21,214
10,095	Rolls-Royce Group *	77,870
6,443	Scottish & Newcastle	57,257
4,230	Smith & Nephew	41,952
1,703	Smiths Group	30,026
1,663	South African Breweries	33,814
29,810	Tesco PLC	168,485
113,621	Vodafone Group	238,294
6,029	William Hill	61,186
1,024	Wolseley PLC	24,643
7,885	WPP Group	87,450
		2,451,507
	Germany—5.1%
2,511	Aareal Bank *	106,505
399	Adidas-Salomon	83,383
367	Allianz AG	59,115
912	BASF AG	71,829
606	Bilfinger and Berger	31,782
4,523	Commerzbank AG	153,729
277	Continental AG	26,943
2,204	DaimlerChrysler AG - Registered	126,483
1,207	Deutsche Bank	129,535

4

958	Deutsche Boerse	$121,099
6,048	Deutsche Post	170,309
582	Deutsche Postbank	50,780
213	Deutsche Wohnen	59,230
1,247	E.ON AG	139,203
3,636	Fraport AG	231,356
464	Freenet.de AG	13,522
705	Fresenius AG	106,154
654	Henkel KGaA	66,939
583	Hypo Real Estate Holding	38,016
2,767	IVG Immobilien	79,900
722	Linde AG	58,705
220	Merck KGaA	22,924
1,462	Praktiker Bau-Und Heimwerk *	37,938
49	Q-Cells AG (1) *	5,047
935	RWE AG	77,001
500	Schering AG	34,183
1,916	Siemens AG	174,635
202	Solarworld AG	42,921
		2,319,166
	Switzerland—3.6%
490	Adecco SA	27,309
250	BKW FMB Energie	18,890
2,587	Compagnie Financiere Richemont	117,426
3,455	Credit Suisse - Registered	201,324
383	Dufry Group *	24,216
2,450	Holcim Ltd	185,027
773	Nestle SA - Registered	226,270
5,569	Novartis AG - Registered	305,163
1,993	Roche Holding	314,250
49	SGS SA	45,860
940	The Swatch Group - Class B	152,032
		1,617,767
	Russia—3.2%
400	Avtovaz Sponsored GDR	20,344
1,679	JSC MMC Norilsk Nickel ADR (1)	151,110
3,495	LUKOIL ADR	291,463
21	NovaTek OAO	90,675
882	NovaTek OAO Sponsored GDR †	24,696
3,444	OAO Gazprom ADR (1)	310,804
217	Sberbank RF	323,330
11,901	TNK-BP Ltd (4) *	38,321
598	Unified Energy System GDR	29,182
5,300	Uralsvyazinform ADR (1)	38,902
5,691	VolgaTelecom ADR	45,073
1,679	ZAO Polyus Gold ADR (4) *	57,086
		1,420,986

5

	Italy—3.1%
3,172	Assicurazioni Generali	$109,621
1,478	Autostrada Torino-Milano	28,904
16,600	Banca Intesa	94,236
16,994	Banca Intesa - RNC	88,837
2,700	Banca Nazionale del Lavoro *	14,325
9,774	Banca Popolare di Milano	120,347
693	Banca Popolare Emilia Romagna	37,868
2,884	Banche Popolari Unite	67,624
2,405	Banco Popolare di Verona	55,195
37,444	Beni Stabili	41,194
1,990	Bulgari SpA	23,162
3,250	Buzzi Unicem	61,052
8,831	Capitalia SpA	56,888
22,059	Cassa di Risparmio di Firenze	69,778
7,081	Credito Emiliano	88,306
1,640	Finmeccanica SpA	35,707
3,569	Geox SpA *	40,326
1,286	Luxottica Group	33,637
9,009	Parmalat SpA *	23,137
41,039	UniCredito Italiano	292,524
		1,382,668
	Turkey—2.4%
5,054	Acibadem Saglik Hizmetleri Ve Ticaret	53,099
14,093	Akbank TAS	122,502
124	Alarko Gayrimenkul Yatirum Ortakligi *	6,655
1,207	Bim Birlesik Magazalar *	36,949
44,493	Dogan Sirketler Grubu *	176,560
10,904	Eczacibasi Ilac Sanayi ve Ticaret	40,550
27,975	Haci Omer Sabanci	215,680
44,139	Turkiye Garanti Bankasi *	206,372
18,267	Turkiye Is Bankasi	165,687
8,011	Turkiye Vakiflar Bankasi *	49,652
		1,073,706
	Poland—2.0%
421	Agora SA	8,514
4,919	Bank PEKAO	242,309
411	Bank Prezemyslowo-Handlowy	100,470
2,533	Budimex *	37,152
2,837	CCC SA *	34,225
1,428	Opoczno SA *	16,049
33,486	PKO Bank Polski	335,934
11,608	Polski Koncern Miesy Duda	42,748
13,133	Telekomunikacja Polska	96,312
		913,713
	Sweden—2.0%
2,666	Capio AB *	47,263
12,249	Ericsson AB - Class B	44,073

6

6,867	ForeningsSparbanken AB	$195,231
3,891	Getinge AB - Class B	60,804
1,729	Modern Times Group - Class B *	84,008
15,842	Nordea AB	170,068
7,825	Skandinaviska Enskilda Banken	174,172
4,983	Skanska AB - Class B	77,214
4,683	TeliaSonera AB	26,566
		879,399
	Netherlands—1.9%
1,064	Euronext NV	65,441
958	European Aeronautic Defense and Space	37,516
1,263	Heineken NV	44,399
4,382	ING Groep	156,280
5,977	Philips Electronics	201,624
8,152	Royal KPN	78,697
1,182	Royal Numico *	53,680
4,339	TNT NV	142,364
1,005	Unilever NV	70,476
		850,477
	Austria—1.9%
1,517	Erste Bank der Oesterreichischen Sparkassen	84,552
1,232	Erste Bank der Oesterreichischen Sparkassen *	67,732
766	Flughafen Wien	60,404
6,575	Immoeast Immobilien Anlagen *	70,259
2,717	OMV AG	191,852
1,940	Raiffeisen International Bank Holding *	140,261
3,740	Telekom Austria	90,466
1,399	Wiener Staedtische Versicher	87,692
940	Wienerberger AG	41,412
		834,630
	Australia—1.5%
8,546	BHP Billiton	166,787
2,867	Brambles Industries	21,514
1,845	CSL Ltd	60,711
44,075	Macquarie Airports	103,689
9,460	Newcrest Mining	187,488
7,509	Patrick Corp	38,625
1,391	Rio Tinto	79,779
		658,593
	Czech Republic—1.3%
4,008	Komercni Banka	587,699

7

	Norway—1.1%
11,026	Acta Holding	$31,467
1,200	Cermaq ASA *	11,761
2,594	DNB Holding	29,028
1,592	Norsk Hydro	195,247
8,228	Statoil ASA	226,168
		493,671
	Belgium—1.0%
427	Almancora	50,191
2,308	Fortis	80,239
541	InBev	25,469
3,123	KBC Groupe	313,430
		469,329
	Spain—1.0%
9,146	Banco Bilbao Vizcaya Argentaria	184,582
1,459	Corporacion Mapfre	26,150
1,680	Endesa SA	48,349
440	Fadesa Inmobiliaria	17,418
705	Grupo Ferrovial	55,046
1,652	Inditex SA	56,710
2,144	Promotora de Informaciones	39,416
		427,671
	Finland—0.9%
1,020	Atria Group	26,246
6,048	Fortum Oyj	135,058
1,780	Hk-Ruokatalo Oyj - Class A	25,289
5,652	Nokia Oyj	103,292
1,000	Nokia Oyj ADR	18,380
340	Ramirent Oyj	10,053
1,440	Sampo Insurance - Class A	28,047
650	Stockmann Oyj - Class B	27,657
190	Yit-Yhtyma Oyj	9,049
		383,071
	South Korea—0.7%
1,060	Lotte Shopping GDR * †	21,910
76	NHN Corp *	22,343
378	Samsung Electronics	289,970
		334,223
	Romania—0.7%
72,428	Impact SA	14,332
11,750	Romanian Bank for Development	68,572
1,098,713	SNP Petrom *	224,787
		307,691

8

	Greece—0.6%
2,471	Alpha Bank	$84,735
4,301	Hellenic Telecommunication *	99,440
1,983	National Bank of Greece	91,310
		275,485
	Denmark—0.6%
390	Alk-Abello A/S *	46,253
2,677	Danske Bank	93,960
600	Novo Nordisk - Class B	33,578
558	Royal UNIBREW	52,469
1,067	Vestas Wind Systems *	21,004
		247,264
	Mexico—0.5%
630	Desarrolladora Homex ADR (1) *	21,867
4,805	Empresas Ica Sociedad Controladora *	15,217
6,464	Fomento Economico Mexicano	50,715
400	Fomento Economico Mexicano ADR	31,336
1,534	Grupo Aeroportuario del Sureste ADR	47,861
32,924	Grupo Financiero Banorte	78,438
		245,434
	Canada—0.5%
7,641	Bema Gold *	31,077
170	Centerra Gold *	6,245
3,929	Eldorado Gold *	19,760
400	Ivanhoe Mines *	3,261
4,366	Nova Chemicals	150,758
		211,101
	Hong Kong—0.4%
16,000	China Merchants Holdings International	41,561
16,000	Clear Media *	14,335
10,230	Emperor Entertainment Hotel	4,022
12,030	Hutchison Telecommunications *	20,316
20,090	Melco International Development	31,985
2,070	MTN Group	21,800
23,000	Shun TAK Holdings	25,202
54,600	Texwinca Holdings	40,824
		200,045
	Hungary—0.3%
12,206	Magyar Telekom RT	57,543
2,641	OTP Bank	91,024
		148,567
	Indonesia—0.3%
389,803	Bank Mandiri Persero	73,505
105,196	Telekomunikasi Indonesia	71,165
		144,670

9

	China—0.2%
60,000	Beijing Capital International Airport - Class H	$33,840
26,500	Weiqiao Textile - Class H	40,653
16,000	Wumart Stores - Class H	35,270
		109,763
	Ireland—0.2%
26,682	Dragon Oil *	107,651
	Croatia—0.2%
102	Atlantska Plovidba	13,499
528	Dom Holding (4) *	11,267
84	Ericsson Nikola Tesla (4)	27,944
18	Institut Gradevinarstva *	8,105
492	Podravka Prehrambena Industija *	27,267
347	Proficio Dd (4) *	4,421
205	Validus Dd (4) *	2,849
32	Viadukt Dd (4)	6,770
		102,122
	Cyprus—0.2%
11,963	Bank of Cyprus	86,869
	Portugal—0.2%
17,939	Banco Comercial Portugues	52,498
3,364	Portugal Telecom - Registered	33,741
		86,239
	Venezuela—0.1%
3,560	Compania Anonima Nacional Telefonos de Venezela ADR	50,659
	Luxembourg—0.1%
1,100	Millicom International Cellular (1) *	42,350
	New Zealand—0.1%
27,755	Auckland International Airport	37,457
	Brazil—0.1%
1,491	Diagnosticos da America *	37,363
	Bermuda—%
500	Central European Media - Class A *	30,160
	Egypt—0.1%
420	Orascom Telecom Holding GDR	27,804
	Lebanon—0.1%
1,280	Investcom LLC GDR *	22,541
	Estonia—0.0%
3,974	AS Tallink *	21,619
	India—0.0%
2,600	India Cements GDR * †	15,373

10

	Kazkhstan—0.0%
318	Kazakhmys PLC *	$4,900
	TOTAL COMMON STOCKS (Cost $35,043,596)	40,366,293

Share Amount	Description	Market Value (Note 1)
PREFERRED STOCKS—0.2%
	Germany—0.2%
3,180	ProsiebenSat.1 Media	72,596
	Croatia—0.0%
32	Adris Grupa	18,273
	TOTAL PREFERRED STOCKS (Cost $86,511)	90,869

Share Amount	Description	Market Value (Note 1)
INVESTMENT FUNDS—5.3%
	United States—5.1%
15,620	Financial Select Sector SPDR Fund	499,059
4,500	iShares S&P 100 Index Fund	260,550
11,950	SPDR Trust Series 1	1,523,625
		2,283,234
	Romania—0.2%
19,500	SIF 1 Banat Crisana Arad	17,332
21,000	SIF 2 Moldova Bacau	18,524
16,000	SIF 3 Transilvania Brasov	12,718
29,000	SIF 4 Muntenia Bucuresti	18,772
18,500	SIF 5 Oltenia Craiova	18,490
		85,836
	Australia—0.0%
11,505	Australian Infrastructure Fund	19,582
	TOTAL INVESTMENT FUNDS (Cost $2,326,743)	2,388,652

Share Amount	Description	Market Value (Note 1)
WARRANTS—0.4%
	India—0.4%
16,891	Bharti Televentures - Class A Warrants, Expires 05/31/2010 * †	136,794
8,485	Bharti Televentures Warrants, Expires 04/03/2006 †	68,959
	TOTAL WARRANTS (Cost $170,573)	205,753

11

Face Value	Currency	Description	Market Value (Note 1)
		Philippines—0.2%
4	USD	Phillippines Notes, due 10/17/2006 (Cost $59,397) †	$71,463

Face Value	Currency	Description	Market Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATION—0.1%
		United States—0.1%
40,000	USD	U.S. Treasury Bill 4.050% due 03/16/2006 (Cost $39,807) (2)	39,807

Face Value	Currency	Description	Market Value (Note 1)
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—1.8%
		United States—1.1%
23,503		Bank of America, with rates ranging from 4.490%-4.520% and maturity dates ranging from 03/17/2006-03/20/2006 (3)	23,503
14,451		Bear Stearns & Co 4.635% due 06/06/2006 (3)	14,451
6,294		BGI Institional Money Market Fund 4.381% due 02/01/2006 (3)	6,294
21,317		Credit Suisse First Boston, with rates ranging from 4.540%-4.555% and maturity dates ranging from 02/01/2006-03/10/2006 (3)	21,317
32,494		Falcon Asset Securitization Corp 4.449% due 02/21/2006 (3)	32,494
7,868		Goldman Sachs Financial Square Prime Obligations Fund 4.282% due 02/01/2006 (3)	7,868
152,695		Goldman Sachs Group Inc. Repo 4.540% due 02/01/2006 (3)	152,695
7,041		Greyhawk Funding 4.513% due 03/06/2006 (3)	7,041
23,122		Jupiter Securitization Corp., with rates ranging from 4.397%-4.468% and maturity dates ranging from 02/14/2006-02/22/2006 (3)	23,122
64,012		Merrill Lynch & Co Repo 4.490% due 02/01/2006 (3)	64,012
53,695		Merrimac Cash Fund - Premium Class 4.170% due 02/01/2006 (3)	53,695
39,456		Morgan Stanley & Co Repo 4.550% due 02/01/2006 (3)	39,456
18,064		Wells Fargo 4.430% due 02/28/2006 (3)	18,064
17,921		Yorktown Capital LLC 4.468% due 02/21/2006 (3)	17,921
			481,933

12

	United Kingdom—0.3%
14,451	Abbey National PLC 4.310% due 02/02/2006 (3)	$14,451
54,192	Barclays, with rates ranging from 4.410%-4.535% and maturity dates from 02/27/2006-03/28/2006 (3)	54,192
54,192	Royal Bank of Scotland 4.310% due 02/01/2006 (3)	54,192
		122,835
	Canada—0.2%
10,838	Bank of Nova Scotia 4.500% due 03/27/2006 (3)	10,838
36,128	Canadian Imperial Bank of Commerce 4.525% due 05/18/2006 (3)	36,128
18,064	Royal Bank of Canada 4.480% due 03/21/2006 (3)	18,064
		65,030
	France—0.1%
25,290	Calyon 4.455% due 03/02/2006 (3)	25,290
39,740	Societe Generale, with rates ranging from 4.460%-4.480% and maturity dates from 02/01/2006-03/01/2006 (3)	39,740
		65,030
	Sweden—0.1%
28,902	Skandinaviska Enskilda Banken AB 4.380% due 02/13/2006 (3)	28,902
23,880	Svenska Handlesbanken 4.470% due 02/01/2006 (3)	23,880
		52,782
	Netherlands—0.0%
18,064	Rabobank Nederland 4.520% due 03/28/2006 (3)	18,064
	TOTAL SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING (Cost $805,674)	805,674

13

Face Value	Currency	Description	Market Value (Note 1)
REPURCHASE AGREEMENT—0.2%
		United States—0.2%
89,879	USD	Investors Bank & Trust Company Repurchase Agreement, dated 01/31/06, due 02/01/06, with a maturity value of $89,887 and an effective yield of 7.54%, collateralized by a U.S. Government Agency Obligation, with a rate of 5.02%, a maturity of 12/15/2031, and an aggregate market value of $94,373 (Cost $89,879)	$89,879
		TOTAL INVESTMENTS — 97.8% (Cost $38,622,180)	44,058,390
		Other Assets and Liabilities (NET) — 2.2%	1,004,306
		TOTAL NET ASSETS — 100.0%	$45,062,696

Notes to the Portfolio of Investments:

ADR		American Depositary Receipt
GDR		Global Depositary Receipt
	(1)	All or a portion of this security was on loan to brokers at January 31, 2006.
	(2)	Security has been pledged for futures collateral.
	(3)	Represents investments of security lending collateral.
	(4)	Illiquid security.
	*	Non-income producing security.
	†	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
Aggregate cost for federal income tax purposes was $38,715,192.
Glossary of Currencies
USD		— United States Dollar

14

JULIUS BAER GLOBAL EQUITY FUND INC.

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

January 31, 2006 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
03/27/2006	CZK	13,408	576	568	$8
02/01/2006	EUR	170,917	207,545	206,528	1,017
02/02/2006	EUR	30,235	36,714	35,169	1,545
02/15/2006	EUR	2,417,500	2,937,871	2,927,110	10,761
02/01/2006	GBP	40,131	71,326	70,963	363
02/01/2006	HKD	129,396	16,681	16,683	(2)
02/02/2006	TRY	2,919	2,206	1,820	386
02/01/2006	ZAR	43,384	7,128	7,122	6
Net unrealized appreciation on forward foreign exchange contracts to buy					$14,084

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver
Expiration	Local		Value in	In Exchange	Net Unrealized
Date	Currency		USD	for USD	Depreciation
02/01/2006	AUD	28,457	21,526	21,285	$(241)
03/27/2006	CZK	7,810,990	335,489	325,417	(10,072)
02/01/2006	EUR	78,404	95,206	94,768	(438)
02/02/2006	EUR	1,820	2,210	2,206	(4)
02/15/2006	EUR	4,835,000	5,875,742	5,686,347	(189,395)
02/02/2006	GBP	17,589	31,263	31,158	(105)
03/27/2006	HUF	20,971,008	100,876	98,729	(2,147)
02/01/2006	JPY	21,814,924	186,349	185,243	(1,106)
02/02/2006	PLN	17,579	5,581	5,556	(25)
03/27/2006	PLN	577,920	183,564	178,856	(4,708)
03/27/2006	TRY	207,110	154,470	149,484	(4,986)
Net unrealized depreciation on forward foreign exchange contracts to sell					$(213,227)

Glossary of Currencies

AUD	—	Australian Dollar
CZK	—	Czech Koruna
EUR	—	Euro
GBP	—	British Pound Sterling
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
JPY	—	Japanese Yen
PLN	—	Polish Zloty
TRY	—	Turkish Lira
ZAR	—	South African Rand

1

JULIUS BAER FUNDS

JULIUS BAER GLOBAL EQUITY FUND INC.

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

January 31, 2006

(Percentage of Net Assets)

At January 31, 2006, sector diversification of the Fund's investments were as follows:

	% of Net Assets	Market Value (Note 1)
INDUSTRY SECTOR
Financials	32.6%	$14,703,040
Industrials	11.3	5,072,668
Consumer Discretionary	9.7	4,381,330
Healthcare	8.9	4,024,858
Consumer Staples	8.2	3,689,688
Energy	7.5	3,374,592
Information Technology	6.5	2,945,709
Materials	5.9	2,652,504
Telecommunications	2.9	1,299,573
Utilities	2.2	979,068
US Treasury Bill	0.1	39,807
Cash & Cash Equivalents	2.0	895,553	*
Total Investments	97.8	44,058,390
Other Assets and Liabilities (Net)	2.2	1,004,306	*
Net Assets	100.0%	$45,062,696

*       Cash and Equivalents and Other assets and liabilities (net) include the value of $727,288 of futures held plus any initial margin for such futures held. This represents 1.6% of net assets at January 31, 2006.

See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (Unaudited)
(Percentage of Net Assets)

		Market
Share		Value
Amount	Description	(Note 1)
COMMON STOCKS—94.3%
	Japan—11.2%
261,366	Aeon Credit Service	$23,442,899
482,050	Aiful Corp	32,612,959
354,400	Aisin Seiki	13,138,820
632,013	Asahi Breweries	7,947,065
631,000	Asahi Glass (1)	9,141,725
345,100	Astellas Pharma	14,297,484
696,000	Bank of Fukuoka	5,998,924
4,289,000	Bank of Yokohama	34,805,877
2,432,556	Bosch Corp (1)	11,989,790
480,000	Bridgestone Corp	9,779,183
1,119,759	Canon Inc	67,722,152
645,000	Chiba Bank	5,845,855
1,316,895	Credit Saison	59,171,125
422,000	Dai Nippon Printing	7,624,226
356,400	Daikin Industries	11,721,181
1,182,957	Denso Corp	41,734,185
2,868	Dentsu Inc	9,750,686
2,738	East Japan Railway	19,061,803
171,600	Exedy Corp	5,115,825
219,800	Fanuc Ltd	19,395,498
423,912	Fuji Machine Manufacturing	8,310,580
393,956	Fuji Photo Film	13,528,408
17,429	Fuji Television Network	43,622,748
1,059,000	Fujitsu Ltd	9,353,829
1,093,000	Gunma Bank	7,982,873
531,900	Hitachi Credit (1)	10,177,730
1,383,049	Honda Motor	78,683,691
522,900	Ibiden Co	29,391,210
2,125,000	Itochu Corp	18,079,699
199,800	Jafco Co	16,350,609
3,277	Japan Tobacco	50,947,252
331,931	JS Group	6,989,364
2,072	Jupiter Telecommunications *	1,538,093
1,224,148	Koito Manufacturing	17,494,551
59,200	Kose Corp	2,568,966
157,381	Leopalace21 Corp.	5,740,545
6,343,687	Matsushita Electric Industrial	138,183,077
14,163	Mitsubishi Tokyo Financial	204,463,076
955,222	Mitsui Fudosan	20,154,601
15,635	Mizuho Financial	128,215,948

566,000	NGK Spark Plug	$14,166,318
757,172	Nikko Securities	12,056,274
1,015,990	Nissan Motor	11,456,087
546,100	Nitto Denko	46,322,752
2,653,399	Nomura Holdings	51,905,213
1,313,000	NSK Ltd	9,746,696
84,800	Orix Corp	21,985,051
1,356,000	Ricoh Co	23,340,366
345,500	Secom Co	17,914,706
412,400	Sega Sammy Holdings	14,831,111
4,172,625	Seiyu Ltd (1) *	13,223,798
822,750	Seven & I Holdings *	34,859,608
1,618,000	Sharp Corp	29,646,863
44,495	SMC Corp	6,830,181
1,625,783	Sony Corp	79,160,835
1,294,529	Sumitomo Corp	17,748,422
11,334	Sumitomo Mitsui Financial	132,640,670
639,000	Sumitomo Rubber Industries	8,733,610
1,870,653	Sumitomo Trust & Banking	20,629,676
437,300	Suzuki Motor	8,927,920
318,800	Takeda Chemical Industries	18,082,535
70,920	Takefuji Corp	4,277,070
597,000	Toppan Printing	8,088,173
1,569,605	Toshiba Corp	10,069,392
2,971,195	Toyota Motor	154,314,830
156,500	Trend Micro	5,227,139
940,050	Yamaha Motor	24,170,764
296,587	Yamato Holdings	5,130,386
		2,027,560,558
	France—10.7%
125,691	Accor SA	7,529,069
4,223,976	Alcatel SA *	55,651,539
182,825	Alstom *	13,886,375
176,906	Atos Origin (1) *	13,093,093
2,057,723	BNP Paribas	183,404,069
1,272,749	Bouygues SA	69,732,920
488,634	Compagnie de Saint-Gobain	32,011,139
432,095	Electricite de France (1) *	19,161,787
72,813	Eurazeo	8,134,348
1,183,162	Generale de Sante	33,475,427
1,190,439	Havas SA (1)	5,435,268
530,862	JC Decaux (1) *	13,176,150
2,285,099	Lafarge SA	240,297,309
214,148	Lagardere S.C.A.	17,058,619
443,099	L’Air Liquide	91,038,926
1,580,147	LVMH SA (1)	142,468,858
625,892	Pernod-Ricard	116,283,160
471,183	Pinault-Printemps-Redoute (1)	54,927,122
420,387	Publicis Groupe (1)	15,840,068

174,424	Remy Cointreau	$8,510,247
300,902	Renault SA	28,390,438
2,843,159	Sanofi-Aventis	260,487,200
307,038	Schneider Electric	32,063,917
347,602	Societe Generale - Class A	45,881,521
2,067,211	Societe Television Francaise (1)	65,466,389
1,358,225	Suez SA	50,204,467
758,510	Total SA	209,264,535
441,619	Vinci SA (1)	41,050,546
1,624,643	Vivendi Universal	50,858,887
		1,924,783,393
	United Kingdom—9.3%
7,268,178	Aegis Group	16,405,982
611,503	Anglo American	23,476,065
3,309,796	Associated British Ports	34,619,489
6,479,304	BAA PLC	71,974,944
2,835,154	BAE Systems	21,012,884
2,276,601	Balfour Beatty	14,789,288
1,654,323	Barclays	17,671,269
917,616	BG Group	10,356,372
1,370,792	BP PLC	16,469,910
5,017,455	Burberry Group	38,435,604
1,302,335	Cadbury Schweppes	12,777,172
11,904,368	Compass Group	46,918,372
15,083,406	Dawnay Day Treveria *	21,612,620
12,022,782	Diageo PLC	178,749,105
208,488	Eurocastle Investment	12,353,889
8,997,518	GlaxoSmithkline PLC	229,961,201
4,009,693	Highland Gold Mining	21,379,884
8,084,829	Hilton Group	52,341,162
1,192,194	Imperial Tobacco	35,428,777
907,916	London Stock Exchange	11,739,555
1,374,691	Pearson PLC	17,787,275
4,720,553	Peninsular and Oriental Steam Navigation	45,767,858
1,471,772	Peter Hambro Mining (1) *	33,744,516
3,849,425	Prudential PLC	38,998,121
2,173,338	Reckitt Benckiser	71,306,961
523,388	Rhoen Klinikum (1)	22,295,096
6,222,814	Rolls-Royce Group (1) *	48,000,914
3,657,282	Scottish & Newcastle	32,501,351
1,823,391	Scottish Power	18,569,807
2,717,429	Smith & Nephew	26,950,409
810,869	Smiths Group	14,296,684
835,279	South African Breweries	16,983,631
21,508,980	Tesco PLC	121,568,174
82,222,123	Vodafone Group	172,442,239
3,345,744	William Hill	33,954,847

802,415	Wolseley PLC	$19,310,373
4,948,567	WPP Group	54,882,894
		1,677,834,694
	Germany—8.0%
1,133,703	Aareal Bank (1) *	48,086,578
223,901	Adidas-Salomon (1)	46,791,062
174,055	Allianz AG (1)	28,036,239
414,006	BASF AG	32,606,905
515,998	Bilfinger and Berger	27,061,834
2,820,396	Commerzbank AG	95,860,344
164,643	Continental AG	16,014,072
1,516,660	DaimlerChrysler AG - Registered	87,037,808
775,595	Deutsche Bank	83,236,727
543,874	Deutsche Boerse	68,750,367
3,717,910	Deutsche Post	104,694,922
502,412	Deutsche Postbank (1)	33,487,230
122,032	Deutsche Wohnen	33,934,012
780,596	E.ON AG	87,138,399
2,456,819	Fraport AG (1)	156,325,722
209,275	Freenet.de AG	6,098,943
247,857	Fresenius AG	37,320,622
217,660	Fresenius Medical Care (1)	23,187,437
391,289	Henkel KGaA	40,049,739
340,306	Hypo Real Estate Holding	22,190,643
1,447,748	IVG Immobilien	41,805,249
720,687	KarstadtQuelle AG (1) *	15,489,805
575,844	Linde AG	46,821,604
168,615	Man AG	9,682,589
88,281	Merck KGaA	9,198,799
126,200	Muenchener Rueckversicherungs-Gesellschaft	17,122,026
730,193	Praktiker Bau-Und Heimwerk *	18,948,210
15,114	Q-Cells AG (1) *	1,556,879
695,385	RWE AG	57,267,615
255,006	Schering AG	17,433,508
1,308,652	Siemens AG (1)	119,277,555
87,142	Solarworld AG (1)	18,515,777
		1,451,029,221
	Switzerland—5.8%
323,684	Adecco SA	18,039,995
77,890	BKW FMB Energie	5,885,374
1,744,785	Compagnie Financiere Richemont	79,196,977
2,275,056	Credit Suisse - Registered	132,568,051
208,399	Dufry Group *	13,176,426
1,689,759	Holcim Ltd	127,612,351
531,312	Nestle SA - Registered	155,524,159
3,295,816	Novartis AG - Registered (1)	180,599,706
1,390,973	Roche Holding	219,324,445
19,887	SGS SA	18,612,531
611,738	The Swatch Group - Class B	98,940,062

86,347	Unilabs *	$2,824,088
12,629	Unique Zurich Airport *	2,346,188
		1,054,650,353
	Russia—5.1%
82,100	Avtovaz Sponsored GDR	4,175,684
28,148,573	Central Telecommunication	21,440,630
1,124,333	JSC MMC Norilsk Nickel ADR (1)	101,189,970
2,254,868	LUKOIL ADR	172,722,889
337,100	North-West Telecom ADR (1)	19,514,925
10,013	NovaTek OAO	29,288,025
37,000	NovaTek OAO Sponsored GDR †	1,036,000
2,304,671	OAO Gazprom ADR (1)	198,201,706
574,122	RBC Information Systems *	3,932,736
135,938	Sberbank RF	202,547,620
492,671	Sibirtelecom ADR (1)	31,767,426
728,963	Southern Telecommunication ADR	6,371,727
10,778,082	TNK-BP Ltd (3) *	34,705,424
314,616	Unified Energy System GDR	15,353,261
3,385,843	VolgaTelecom	13,407,938
401,600	VolgaTelecom ADR	3,180,672
900,418	Wimm-Bill-Dann Foods ADR (1) *	21,186,836
1,124,333	ZAO Polyus Gold ADR (3) *	38,227,322
		918,250,791
	Italy—4.9%
1,985,943	Assicurazioni Generali (1)	68,632,160
839,264	Autostrada Torino-Milano (1)	16,412,900
10,155,932	Banca Intesa	57,653,728
11,994,246	Banca Intesa - RNC	62,700,659
1,111,965	Banca Nazionale del Lavoro *	5,900,783
391,498	Banca Popolare dell’Etruria e del Lazio (1)	7,120,482
449,825	Banca Popolare di Intra (1)	7,143,498
5,849,407	Banca Popolare di Milano (1)	72,023,760
1,217,726	Banca Popolare di Sondrio (1)	19,370,769
239,725	Banca Popolare Emilia Romagna	13,099,413
1,393,507	Banche Popolari Unite	32,675,137
1,577,765	Banco Popolare di Verona	36,210,133
6,696,801	Beni Stabili	7,367,524
804,005	Bulgari SpA	9,357,867
1,814,947	Buzzi Unicem (1)	34,094,181
5,666,427	Capitalia SpA	36,502,338
14,351,361	Cassa di Risparmio di Firenze	45,396,964
4,107,523	Credito Emiliano	51,224,348
826,602	Finmeccanica SpA	17,997,109
753,641	Geox SpA (1) *	8,515,436
612,268	Luxottica Group (1)	16,014,495
4,575,771	Parmalat SpA *	11,751,699
1,372,320	Piccolo Credito Valtellinese Scarl	19,636,954
3,284,374	Safilo SpA *	18,395,643
839,335	Societa Iniziative Autostradali e Servizi (1)	10,293,965

5,436,845	UniCredito Italiano (1)	$38,621,471
22,265,261	UniCredito Italiano	158,705,469
		882,818,885
	Poland—4.4%
839,126	Agora SA	16,969,531
684,562	Bank Handlowy w Warszawie	15,299,903
6,628,172	Bank Millenium	12,520,278
3,213,268	Bank PEKAO	179,030,615
254,226	Bank Prezemyslowo-Handlowy	62,146,106
1,715,862	Bank Zachodni WBK *	81,710,308
1,089,193	Budimex *	15,975,338
725,544	CCC SA *	8,752,872
2,858,730	Cersanit-Krasnystaw SA *	14,339,482
320,603	Grupa Kety	13,343,757
613,971	Inter Cars (4)	7,535,091
123,410	Inter Groclin Auto *	2,003,855
217,022	JC Auto	2,618,126
598,502	Opoczno SA *	6,726,236
621,954	Orbis SA	6,930,565
24,680,783	PKO Bank Polski	247,599,207
540,697	Polska Grupa Farmaceutyczna (4)	10,247,821
2,404,170	Polski Koncern Miesy Duda	8,853,733
709,930	Sniezka (4)	6,333,227
82,385	Stomil Sanok *	3,713,981
9,122,242	Telekomunikacja Polska	66,898,565
		789,548,597
	Turkey—4.3%
2,650,970	Acibadem Saglik Hizmetleri Ve Ticaret	27,852,217
10,489,627	Akbank TAS	88,978,247
44,138	Alarko Gayrimenkul Yatirum Ortakligi *	2,368,706
723,221	Aygaz AS	3,033,920
528,658	Bim Birlesik Magazalar *	16,183,408
1,765,222	Cimsa Cimento Sanayi Ve Ticar	14,810,253
30,257,448	Dogan Sirketler Grubu *	120,069,238
7,134,030	Eczacibasi Ilac Sanayi ve Ticaret	26,530,180
1	Enka Insaat ve Sanayi	12
17,126,663	Haci Omer Sabanci	132,042,300
605,015	Is Gayrimenkul Yatirim Ortakligi	1,554,838
881,141	Migros Turk	9,723,854
29,663,391	Turkiye Garanti Bankasi *	139,605,803
16,377,833	Turkiye Is Bankasi	148,551,773
6,077,638	Turkiye Vakiflar Bankasi *	37,669,412
		768,974,161
	Sweden—3.3%
419,315	Autoliv Inc (1)	20,566,263
1,373,847	Capio AB (1) *	24,355,471
692,724	Elekta AB - Class B (1)	11,734,763
7,103,522	Ericsson AB - Class B	25,559,284

4,489,049	ForeningsSparbanken AB	$127,625,259
2,097,928	Getinge AB - Class B	32,783,999
237,650	Hennes & Mauritz - Class B	8,722,561
886,300	Modern Times Group - Class B (1) *	43,063,256
11,444,000	Nordea AB	122,854,198
5,484,800	Skandinaviska Enskilda Banken	122,082,914
3,272,685	Skanska AB - Class B	50,711,984
816,500	TeliaSonera AB	4,631,955
		594,691,907
	Netherlands—3.2%
281,374	Efes Breweries GDR *	10,551,525
679,882	Euronext NV	41,815,663
635,768	European Aeronautic Defense and Space (1)	24,897,422
925,363	Heineken NV (1)	32,530,197
2,955,751	ING Groep	105,413,877
3,978,362	Philips Electronics	134,203,096
5,752,661	Royal KPN	55,534,377
654,796	Royal Numico (1) *	29,737,442
2,626,787	TNT NV	86,185,895
572,159	Unilever NV	40,123,122
344,797	VNU NV	11,543,201
		572,535,817
	Austria—2.9%
1,058,876	Erste Bank der Oesterreichischen Sparkassen (1)	59,017,905
832,170	Erste Bank der Oesterreichischen Sparkassen (1) *	45,755,626
503,514	Flughafen Wien	39,705,423
3,085,042	Immoeast Immobilien Anlagen *	32,966,265
417,076	Meinl European Land *	7,774,090
1,887,526	OMV AG (1)	133,281,127
1,205,244	Raiffeisen International Bank Holding (1) *	87,138,445
2,390,092	Telekom Austria (1)	57,813,591
552,844	Wiener Staedtische Versicher	34,653,459
609,849	Wienerberger AG (1)	26,866,778
		524,972,709
	Australia—2.3%
6,171,990	BHP Billiton	120,455,087
1,863,506	Brambles Industries	13,983,719
813,577	CSL Ltd	26,771,219
24,002,225	Macquarie Airports	56,466,662
6,193,102	Newcrest Mining	122,741,027
3,233,788	Patrick Corp	16,634,153
894,479	Rio Tinto	51,301,983
500,000	Sonic Healthcare	5,669,593
		414,023,443
	Norway—2.0%
6,598,262	Acta Holding	18,830,798
332,800	Cermaq ASA *	3,261,740
1,456,737	DNB Holding	16,301,328

1,082,040	Norsk Hydro	$132,704,322
473,100	Orkla ASA	18,831,477
5,626,805	Statoil ASA	154,667,305
839,577	Telenor ASA	8,417,776
1,662,011	Tomra Systems (1)	13,168,670
		366,183,416
	Belgium—1.8%
262,782	Almancora	30,888,511
1,865,126	Fortis	64,841,868
368,759	InBev	17,360,588
2,077,373	KBC Groupe	208,489,091
		321,580,058
	Spain—1.6%
410,244	ACS Actividades de Construccion y Servicios	14,272,264
6,172,651	Banco Bilbao Vizcaya Argentaria	124,574,381
856,869	Corporacion Mapfre	15,357,721
987,173	Endesa SA	28,409,763
326,463	Fadesa Inmobiliaria	12,923,423
682,414	Grupo Empresarial Chapultec (1)	24,205,022
472,931	Grupo Ferrovial	36,926,211
667,533	Inditex SA	22,915,247
881,455	Promotora de Informaciones (1)	16,205,111
		295,789,143
	Czech Republic—1.3%
1,584,688	Komercni Banka	232,365,307
	Finland—1.3%
12,985	Atria Group	334,117
3,991,709	Fortum Oyj	89,138,762
1,258,563	Hk-Ruokatalo Oyj - Class A	17,880,795
3,641,597	Nokia Oyj	66,550,968
202,366	Rakentajain Konevuokraam - Class B	3,255,963
198,093	Ramirent Oyj	5,857,254
943,050	Sampo Insurance - Class A	18,368,136
49,162	Sanomawsoy Oyj - Class B	1,221,409
430,680	Stockmann Oyj - Class B	18,325,034
127,805	Yit-Yhtyma Oyj	8,826,313
		229,758,751
	South Korea—1.2%
643,581	Lotte Shopping GDR * †	13,302,819
38,558	NHN Corp *	11,335,768
257,827	Samsung Electronics	197,783,631
		222,422,218
	Romania—1.1%
1,900,000	Asigurarea Romaneasca-Asirom *	426,959
16,921,274	Biofarm Bucuresti *	3,589,645
2,610,000	Compa-Sibi *	1,190,522
30,164,828	Impact SA	5,969,126

2,164,000	Rolast AG *	$53,709
9,715,100	Romanian Bank for Development	56,696,262
476,000	Santierul Naval Braila (3) *	654,559
8,152,018	Sicomed SA *	3,937,182
591,512,257	SNP Petrom *	121,018,421
7,627,000	Socep Constanta *	659,981
		194,196,366
	Mexico—1.0%
862,366	Consorcio Ara	4,137,898
252,399	Desarrolladora Homex ADR (1) *	8,760,769
3,234,452	Empresas Ica Sociedad Controladora *	10,243,442
4,185,288	Fomento Economico Mexicano	32,836,467
553,144	Fomento Economico Mexicano ADR	43,333,301
927,808	Grupo Aeroportuario del Sureste ADR	28,947,610
18,882,083	Grupo Financiero Banorte	44,984,870
966,393	Urbi Desarrollos Urbanos *	7,115,077
		180,359,434
	Greece—0.9%
1,439,818	Alpha Bank	49,373,997
2,609,391	Hellenic Telecommunication *	60,329,830
1,194,772	National Bank of Greece	55,014,777
		164,718,604
	Denmark—0.8%
127,300	Alk-Abello A/S (1) *	15,097,317
1,542,967	Danske Bank	54,156,588
306,072	Novo Nordisk - Class B	17,128,759
335,340	Royal UNIBREW (4)	31,532,402
1,066,296	Vestas Wind Systems (1) *	20,989,737
		138,904,803
	Hong Kong—0.7%
7,345,728	China Merchants Holdings International	19,081,166
29,637,000	Clear Media * (4)	26,553,028
14,922,944	Emperor Entertainment Hotel	5,867,450
4,855,164	Hutchison Telecommunications *	8,199,176
12,829,286	Melco International Development	20,425,112
835,785	MTN Group	8,802,001
15,657,919	Shun TAK Holdings	17,157,262
34,315,564	Texwinca Holdings	25,657,489
		131,742,684
	Hungary—0.6%
187,510	Egis Rt	22,054,375
7,996,265	Magyar Telekom	37,696,977
1,652,358	OTP Bank	56,949,600
		116,700,952

	United States—0.5%
2,976,168	News Corp	$49,821,762
2,000,260	News Corp - Class B (1)	33,084,300
148,082	Southern Copper (1)	12,897,942
		95,804,004
	China—0.5%
68,880,641	Beijing Capital International Airport - Class H (4)	38,848,142
8,372,372	Shenzhen Chiwan Wharf - Class B	12,876,089
18,623,955	Weiqiao Textile - Class H	28,570,240
6,002,210	Wumart Stores - Class H	13,231,294
		93,525,765
	Ireland—0.5%
966,543	Celtic Resources *	4,045,620
219,934	DePfa Bank	3,762,958
18,098,658	Dragon Oil *	73,020,565
		80,829,143
	Indonesia—0.4%
80,018,265	Bank Mandiri Persero	15,088,939
35,835,820	Indofood Sukses Makmur	3,359,668
5,595,740	Semen Gresik	11,624,879
51,724,007	Telekomunikasi Indonesia	34,991,471
		65,064,957
	Bulgaria—0.3%
7,602,910	Bulgarian Telecommunication	49,559,570
212,919	DZI AD * (4)	11,698,120
		61,257,690
	Cyprus—0.3%
7,470,163	Bank of Cyprus	57,821,737
	Portugal—0.2%
5,988,128	Banco Comercial Portugues	17,524,035
565,547	Jeronimo Martins	8,989,475
1,706,095	Portugal Telecom - Registered	17,112,334
		43,625,844
	Ukraine—0.2%
69,500,000	Bank Aval (3) *	5,356,984
2,053,250	Centrenergo (3) *	1,217,402
165,000	Centrenergo ADR (3) *	851,528
750,000	Kirovogradoblenergo (3)	433,569
15,450,000	Lutsk Automobile Plant (3) *	4,641,336
33,818	Retail Group (3) *	6,542,430
2,040,000	Slavutich Pivzavod (3) *	3,060,000
24,898	Ukrnafta Oil ADR (3) *	7,195,607
5,285,700	Ukrsotsbank (3) *	2,089,313
19,600,000	UkrTelecom (3) *	3,060,230
334,455	UkrTelecom GDR (3)	2,152,482

15,000	Zakhidenergo *	$385,395
395,792	Zakhidenergo GDR *	2,488,489
400,000	Zhytomyroblenergo *	254,242
		39,729,007
	Canada—0.2%
3,555,964	Bema Gold *	14,462,724
53,152	Centerra Gold *	1,952,579
3,859,496	Eldorado Gold *	19,410,568
243,177	Ivanhoe Mines *	1,982,340
		37,808,211
	Venezuela—0.2%
5,982	Banco Provincial (3)	150,385
67,437	Banco Venezolano de Credito (3)	100,498
4,167,000	Cemex Venezuela Saca-I (3)	1,282,950
2,356,799	Compania Anonima Nacional Telefonos de Venezela ADR	33,537,250
178,000	Electricidad de Caracas (3)	38,132
897,907	Mercantil Servicios Financieros - Class B (3)	1,254,469
900,000	Siderurgica Venezolana Sivensa - Class A (3) *	29,339
		36,393,023
	Brazil—0.2%
340,212	Aracruz Celulose ADR	13,349,919
849,996	Diagnosticos da America *	21,300,272
		34,650,191
	Luxembourg—0.2%
809,492	Millicom International Cellular (1) *	31,165,442
	Egypt—0.2%
280,915	Orascom Telecom Holding SAE GDR	18,596,573
603,218	Telecom Egypt GDR * †	9,591,166
		28,187,739
	New Zealand—0.1%
18,940,995	Auckland International Airport	25,561,791
	Bermuda—%
268,600	Central European Media - Class A (1) *	16,201,952
	Philippines—0.1%
504,288	Ayala Corp	3,263,609
22,221,000	Ayala Land	4,580,551
3,066,000	Bank of the Philippine Islands	3,468,725
153,320	Globe Telecom	2,204,986
152,993	Philippine Long Distance Telephone	5,442,033
		18,959,904
	Estonia—0.1%
1,920,438	AS Tallink *	10,447,306
	Serbia—0.1%
250,146	AIK Banka AD *	10,408,294

	Lebanon—0.1%
518,039	Investcom LLC GDR *	$9,122,667
	Kazkhstan—0.1%
557,311	Kazakhmys PLC *	8,587,953
	India—0.0%
1,334,100	India Cements GDR * †	7,888,133
	Latvia—0.0%
1,424,182	Parex Bank (2) (3)	7,453,198
	Croatia—0.0%
8,149	Atlantska Plovidba	1,078,436
20,979	Dom Holding (3) *	447,687
11,424	Ericsson Nikola Tesla (3)	3,800,428
779	Institut Gradevinarstva *	350,773
27,137	Podravka Prehrambena Industija *	1,503,947
3,957	Proficio Dd (3) *	50,410
12,811	Validus Dd (3) *	178,017
		7,409,698
	Argentina—0.0%
676,203	Grupo Financiero Galicia ADR (1) *	4,915,996
	Morocco—0.0%
21,439	Ciments du Maroc	4,026,494
	Lithuania—0.0%
144,733	Rokiskio Suris	3,741,120
	Thailand—0.0%
746,800	Airports of Thailand	988,059
	TOTAL COMMON STOCKS (Cost $12,420,624,857)	17,037,971,583

		Market
Share		Value
Amount	Description	(Note 1)
PREFERRED STOCKS—0.3%
	Germany—0.3%
70,840	Henkel KGaA - Vorzug	7,927,696
2,027,629	ProsiebenSat.1 Media (1)	46,288,418
		54,216,114
	Croatia—0.0%
4,541	Adris Grupa	2,593,119
	TOTAL PREFERRED STOCKS (Cost $39,882,450)	56,809,233

		Market
Share		Value
Amount	Description	(Note 1)
INVESTMENT FUNDS—0.2%
	Romania—0.1%
5,488,000	SIF 1 Banat Crisana Arad	$4,877,731
5,190,500	SIF 2 Moldova Bacau	4,578,496
5,460,500	SIF 3 Transilvania Brasov	4,340,489
8,070,000	SIF 4 Muntenia Bucuresti	5,223,827
5,801,500	SIF 5 Oltenia Craiova	5,798,484
		24,819,027
	Australia—0.1%
4,955,594	Australian Infrastructure Fund	8,434,483
	TOTAL INVESTMENT FUNDS (Cost $25,883,493)	33,253,510

		Market
Share		Value
Amount	Description	(Note 1)
WARRANTS—0.6%
	India—0.6%
329,062	Apollo Hospital Enterprise, Ltd. Expires 07/20/2010 * †	4,038,249
8,762,751	Bharti Televentures - Class A Warrants, Expires 05/31/2010 * †	76,973,160
1,077,456	CLSA State Bank of India Warrants, Expires 05/13/2010 * †	24,011,946
		105,023,355
	Austria—0.0%
1,961,673	DZI AD Warrants, Expires 03/01/2006 *	4,382,990
	TOTAL WARRANTS (Cost $88,321,382)	109,406,345

			Market
Face			Value
Value	Currency	Description	(Note 1)
FOREIGN GOVERNMENT BONDS—0.0%
		Bulgaria—0.0%
5,477,773	BGN	Bulgaria Compensation Notes	2,227,428
1,879,168	BGN	Bulgaria Housing Compensation Notes	746,628
17,646,007	BGN	Bulgaria Registered Compensation Vouchers	7,043,942
		TOTAL FOREIGN GOVERNMENT BONDS (Cost $11,218,674)	10,017,998

			Market
Face			Value
Value	Currency	Description	(Note 1)
		Philippines—0.2%
1,679	USD	Phillippines Notes, due 10/17/2006 (Cost $24,931,891) †	29,996,644

			Market
Face			Value
Value	Currency	Description	(Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATION—0.1%
		United States—0.1%
12,500,000	USD	U.S. Treasury Bill 4.050% due 03/16/2006 (Cost $12,439,531) (5)	$12,439,531

			Market
Face			Value
Value	Currency	Description	(Note 1)
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—6.0%
		United States—3.6%
31,533,220		Bank of America, with rates ranging from 4.490%-4.520% and maturity dates ranging from 03/17/2006-03/20/2006 (6)	31,533,220
19,388,731		Bear Stearns & Co 4.635% due 06/06/2006 (6)	19,388,731
8,445,071		BGI Institional Money Market Fund 4.381% due 02/01/2006 (6)	8,445,071
28,600,387		Credit Suisse First Boston, with rates ranging from 4.540% to 4.555% and maturity dates ranging from 02/01/2006-03/10/2006 (6)	28,600,387
43,595,764		Falcon Asset Securitization Corp 4.449% due 02/21/2006 (6)	43,595,764
10,556,230		Goldman Sachs Financial Square Prime Obligations Fund 4.282% due 02/01/2006 (6)	10,556,230
204,866,165		Goldman Sachs Group Inc. Repo 4.540% due 02/01/2006 (6)	204,866,165
9,446,500		Greyhawk Funding 4.513% due 03/06/2006 (6)	9,446,500
31,021,970		Jupiter Securitization Corp., with rates ranging from 4.397%-4.468% and maturity dates ranging from 02/14/2006-02/22/2006 (6)	31,021,970
85,882,659		Merrill Lynch & Co Repo 4.490% due 02/01/2006 (6)	85,882,659
72,041,001		Merrimac Cash Fund - Premium Class 4.170% due 02/01/2006 (6)	72,041,001
52,936,347		Morgan Stanley & Co Repo 4.550% due 02/01/2006 (6)	52,936,347
24,235,914		Wells Fargo 4.430% due 02/28/2006 (6)	24,235,914
24,044,181		Yorktown Capital LLC 4.468% due 02/21/2006 (6)	24,044,181
			646,594,140

	United Kingdom—0.9%
19,388,731	Abbey National PLC 4.310% due 02/02/2006 (6)	$19,388,731
72,707,742	Barclays, with rates ranging from 4.410%-4.535% and maturity dates ranging from 02/27/2006-03/28/2006 (6)	72,707,742
72,707,742	Royal Bank of Scotland 4.310% due 02/01/2006 (6)	72,707,742
		164,804,215
	Canada—0.5%
14,541,548	Bank of Nova Scotia 4.500% due 03/27/2006 (6)	14,541,548
48,471,828	Canadian Imperial Bank of Commerce 4.525% due 05/18/2006 (6)	48,471,828
24,235,914	Royal Bank of Canada 4.480% due 03/21/2006 (6)	24,235,914
		87,249,290
	France—0.5%
33,930,279	Calyon 4.455% due 03/02/2006 (6)	33,930,279
53,319,010	Societe Generale, with rates ranging from 4.460%-4.480% and maturity dates ranging from 02/01/2006-03/01/2006 (6)	53,319,010
		87,249,289
	Sweden—0.4%
38,777,462	Skandinaviska Enskilda Banken AB 4.380% due 02/13/2006 (6)	38,777,462
32,038,684	Svenska Handlesbanken 4.470% due 02/01/2006 (6)	32,038,684
		70,816,146
	Netherlands—0.1%
24,235,914	Rabobank Nederland 4.520% due 03/28/2006 (6)	24,235,914
	TOTAL SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING (Cost $1,080,948,994)	1,080,948,994

			Market
Face			Value
Value	Currency	Description	(Note 1)
		REPURCHASE AGREEMENT—0.4%
		United States—0.4%
71,776,490	USD	Investors Bank & Trust Company Repurchase Agreement, dated 01/31/2006, due 02/01/2006, with a maturity value of $71,782,511 and an effective yield of 3.02%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 4.203-5.03%, maturities from 03/01/2033-12/25/2033, and an aggregate market value of $75,365,314 (Cost $71,776,490)	$71,776,490
		TOTAL INVESTMENTS — 102.1% (Cost $13,776,027,762)	18,442,620,328
		Other Assets and Liabilities (NET) — (2.1%)	(387,031,099)
		TOTAL NET ASSETS — 100.0%	$18,055,589,229

Notes to the Portfolio of Investments:

ADR		American Depositary Receipt
GDR		Global Depositary Receipt
	(1)	All or a portion of this security was on loan to brokers at January 31, 2006.
	(2)	Security valued at fair value as determined by the policies approved by the board of directors.
	(3)	Illiquid security
	(4)	See footnote number five in the Notes to Schedule of Investments regarding investments in affiliates issuers.
	(5)	Security has been pledged for futures collateral.
	(6)	Represents investments of security lending collateral.
	*	Non-income producing security.
	†	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
Aggregate cost for federal income tax purposes was $13,865,578,446.

Glossary of Currencies

BGN	— Bulgarian Lev
USD	— United States Dollar

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER INTERNATIONAL EQUITY FUND
SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS
January 31, 2006 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
03/27/2006	CZK	42,737,433	1,835,610	1,810,678	$24,932
02/01/2006	EUR	8,000,000	9,714,400	9,664,800	49,600
02/02/2006	EUR	9,700,000	11,778,710	11,753,490	25,220
02/28/2006	GBP	59,136,140	105,110,555	101,748,677	3,361,878
02/01/2006	HKD	34,600,000	4,460,372	4,460,866	(494)
02/02/2006	JPY	17,983,800,000	153,622,347	151,608,498	2,013,849
02/23/2006	JPY	16,971,457,089	145,357,116	147,319,991	(1,962,875)
03/27/2006	JPY	26,618,423,700	228,907,686	230,183,533	(1,275,847)
04/20/2006	JPY	26,477,720,001	228,407,975	233,561,681	(5,153,706)
04/28/2006	JPY	27,695,000,000	239,159,304	239,046,748	112,556
02/02/2006	TRY	285,000	215,366	215,338	28
02/02/2006	UAH	1,289,925	254,939	254,800	139
Net unrealized depreciation on forward foreign exchange contracts to buy					$(2,804,720)

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver
Expiration	Local		Value in	In Exchange	Net Unrealized
Date	Currency		USD	for USD	Depreciation
02/28/2006	CZK	729,148,800	31,256,010	29,594,961	$(1,661,049)
03/27/2006	CZK	3,910,500,731	167,959,441	162,777,220	(5,182,221)
03/27/2006	HUF	6,413,325,474	30,849,783	30,193,143	(656,640)
02/02/2006	JPY	17,983,799,999	153,622,347	150,496,793	(3,125,554)
02/02/2006	PLN	6,600,000	2,095,305	2,084,320	(10,985)
02/23/2006	PLN	202,489,234	64,296,280	63,378,896	(917,384)
03/27/2006	PLN	69,765,310	22,159,515	21,591,146	(568,369)
02/02/2006	SGD	14,850,804	9,151,346	9,145,147	(6,199)
02/23/2006	TRY	23,095,160	17,361,592	17,135,451	(226,141)
03/27/2006	TRY	55,908,389	41,706,607	40,387,480	(1,319,127)
Net unrealized depreciation on forward foreign exchange contracts to sell					$(13,673,669)

Glossary of Currencies

CZK	—	Czech Koruna
EUR	—	Euro
GBP	—	British Pound Sterling
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
JPY	—	Japanese Yen
PLN	—	Polish Zloty
SGD	—	Singapore Dollar
TRY	—	Turkish Lira
UAH	—	Ukraine Hryvna

1

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

January 31, 2006

(Percentage of Net Assets)

At January 31, 2006, sector diversification of the Fund's investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)
INDUSTRY SECTOR
Financials	35.3%	$6,379,418,205
Consumer Discretionary	11.6	2,088,633,766
Industrials	10.1	1,826,604,437
Consumer Staples	7.5	1,350,468,003
Healthcare	7.0	1,262,903,051
Materials	6.7	1,217,862,987
Energy	6.2	1,115,246,345
Telecommunications	4.6	840,024,365
Utilities	3.6	649,523,553
Information Technology	3.0	546,770,601
US Treasury Bill	0.1	12,439,531
Cash & Cash Equivalents	6.4	1,152,725,484	*
Total Investments	102.1	18,442,620,328
Other Assets and Liabilities (Net)	(2.1)	(387,031,099	)*
Net Assets	100.0%	$18,055,589,229

*       Cash and Equivalents and Other assets and liabilities (net) include the value of $546,338,701 for futures plus any initial margin and $56,730,216 for swaps. This represents 3.0% and 0.3%, respectively of net assets as of January 31, 2006.

See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER INTERNATIONAL EQUITY FUND II
PORTFOLIO OF INVESTMENTS
January 31, 2006 (Unaudited)
(Percentage of Net Assets)

		Market
Share		Value
Amount	Description	(Note 1)
COMMON STOCKS—92.1%
	Japan—11.4%
14,656	Aeon Credit Service	$1,314,552
28,700	Aiful Corp	1,941,691
27,945	Aisin Seiki	1,036,017
67,036	Asahi Breweries	842,925
61,000	Asahi Glass	883,748
21,072	Astellas Pharma	873,012
42,000	Bank of Fukuoka	362,004
199,633	Bank of Yokohama	1,620,052
25,490	Bridgestone Corp	519,315
61,944	Canon Inc	3,746,325
34,000	Chiba Bank	308,154
67,772	Credit Saison	3,045,152
21,000	Dai Nippon Printing	379,405
41,900	Daikin Industries	1,377,995
71,226	Denso Corp	2,512,821
268	Dentsu Inc	911,152
210	East Japan Railway	1,462,008
14,200	Fanuc Ltd	1,253,030
29,832	Fuji Photo Film	1,024,428
989	Fuji Television Network	2,475,351
57,467	Fujitsu Ltd	507,589
48,000	Gunma Bank	350,574
26,400	Hitachi Credit	505,155
85,160	Honda Motor	4,844,878
39,800	Ibiden Co	2,237,082
137,000	Itochu Corp	1,165,609
15,600	Jafco Co	1,276,624
196	Japan Tobacco	3,047,196
19,691	JS Group	414,627
16,870	Leopalace21 Corp.	615,341
392,306	Matsushita Electric Industrial	8,545,511
719	Mitsubishi Tokyo Financial	10,379,789
75,793	Mitsui Fudosan	1,599,186
820	Mizuho Financial	6,724,469
39,000	NGK Spark Plug	976,124
114,500	Nikko Securities	1,823,158
39,967	Nissan Motor	450,659
35,169	Nitto Denko	2,983,199
189,807	Nomura Holdings	3,712,963
91,000	NSK Ltd	675,514

1

6,280	Orix Corp	$1,628,138
84,000	Ricoh Co	1,445,863
28,000	Secom Co	1,451,843
27,800	Sega Sammy Holdings	999,769
56,340	Seven & I Holdings *	2,387,105
162,000	Sharp Corp	2,968,351
3,200	SMC Corp	491,214
100,430	Sony Corp	4,890,027
81,111	Sumitomo Corp	1,112,059
667	Sumitomo Mitsui Financial	7,805,834
44,000	Sumitomo Rubber Industries	601,375
89,633	Sumitomo Trust & Banking	988,478
52,800	Suzuki Motor	1,077,965
19,696	Takeda Chemical Industries	1,117,169
8,143	Takefuji Corp	491,091
38,000	Toppan Printing	514,825
85,916	Toshiba Corp	551,172
187,424	Toyota Motor	9,734,232
8,500	Trend Micro	283,902
96,944	Yamaha Motor	2,492,645
21,505	Yamato Holdings	371,995
		124,129,436
	France—10.2%
4,247	Accor SA	254,401
244,873	Alcatel SA *	3,226,240
8,074	Alstom *	613,256
8,162	Atos Origin *	604,083
128,941	BNP Paribas	11,492,462
84,001	Bouygues SA	4,602,349
24,023	Compagnie de Saint-Gobain	1,573,782
24,229	Electricite de France *	1,074,465
4,683	Eurazeo	523,164
7,356	Havas SA	33,586
29,451	JC Decaux *	730,982
141,335	Lafarge SA	14,862,560
13,220	Lagardere S.C.A.	1,053,080
30,110	L’Air Liquide	6,186,387
97,810	LVMH SA	8,818,723
36,036	Pernod-Ricard	6,695,053
28,597	Pinault-Printemps-Redoute	3,333,632
20,996	Publicis Groupe	791,124
16,640	Renault SA	1,570,002
162,125	Sanofi-Aventis	14,853,720
14,427	Schneider Electric	1,506,609
19,663	Societe Generale - Class A	2,595,406
109,861	Societe Television Francaise	3,479,182
67,265	Suez SA	2,486,336
46,683	Total SA	12,879,324

2

29,030	Vinci SA	$2,698,474
78,008	Vivendi Universal	2,442,013
		110,980,395
	Germany—8.6%
11,455	Adidas-Salomon	2,393,878
8,631	Allianz AG	1,390,255
20,489	BASF AG	1,613,703
166,909	Commerzbank AG	5,672,946
9,009	Continental AG	876,264
90,825	DaimlerChrysler AG - Registered	5,212,249
50,551	Deutsche Bank	5,425,125
34,200	Deutsche Boerse	4,323,175
213,863	Deutsche Post	6,022,300
36,837	Deutsche Postbank	2,455,294
44,365	E.ON AG	4,952,492
197,264	Fraport AG (1)	12,551,774
48,178	Fresenius AG	7,254,316
22,637	Fresenius Medical Care (1)	2,411,532
19,724	Henkel KGaA	2,018,817
59,878	Hypo Real Estate Holding	3,904,519
205,420	IVG Immobilien	5,931,719
69,588	KarstadtQuelle AG (1) *	1,495,663
39,022	Linde AG	3,172,860
6,364	Man AG	365,448
9,998	Merck KGaA	1,041,782
7,041	Muenchener Rueckversicherungs-Gesellschaft	955,279
4,591	Q-Cells AG *	472,915
39,669	RWE AG	3,266,894
11,223	Schering AG	767,261
72,900	Siemens AG	6,644,497
6,692	Solarworld AG	1,421,904
		94,014,861
	United Kingdom—8.6%
373,006	Aegis Group	841,962
65,790	Anglo American	2,525,728
259,498	Associated British Ports	2,714,273
571,461	BAA PLC	6,348,039
135,293	BAE Systems	1,002,731
142,693	Balfour Beatty	926,964
95,545	Barclays	1,020,600
52,835	BG Group	596,305
58,251	BP PLC	699,879
258,182	Burberry Group	1,977,772
54,314	Cadbury Schweppes	532,873
621,437	Compass Group	2,449,253
654,059	Diageo PLC	9,724,244
512,949	GlaxoSmithkline PLC	13,110,101
612,613	Hilton Group	3,966,055
85,932	Imperial Tobacco	2,553,666

3

80,902	London Stock Exchange	$1,046,081
76,541	Pearson PLC	990,372
284,517	Peninsular and Oriental Steam Navigation	2,758,519
207,756	Prudential PLC	2,104,754
139,245	Reckitt Benckiser	4,568,612
370,853	Rolls-Royce Group *	2,860,648
188,908	Scottish & Newcastle	1,678,778
146,967	Scottish Power	1,496,744
160,060	Smith & Nephew	1,587,413
35,599	Smiths Group	627,657
39,378	South African Breweries	800,668
1,120,564	Tesco PLC	6,333,398
4,671,232	Vodafone Group	9,796,849
181,584	William Hill	1,842,836
57,289	Wolseley PLC	1,378,678
270,626	WPP Group	3,001,422
		93,863,874
	Switzerland—6.0%
24,018	Adecco SA	1,338,604
3,692	BKW FMB Energie	278,968
109,192	Compagnie Financiere Richemont	4,956,299
138,792	Credit Suisse-Registered	8,087,443
107,748	Holcim Ltd	8,137,241
34,033	Nestle SA - Registered	9,962,044
1,411	Nobel Biocare Holding	319,405
207,293	Novartis AG - Registered	11,358,964
80,684	Roche Holding	12,722,011
1,368	SGS SA	1,280,331
39,705	The Swatch Group - Class B	6,421,728
		64,863,038
	Russia—5.3%
108,423	AFK Sistema Sponsored GDR	2,650,942
82,193	JSC MMC Norilsk Nickel ADR (1)	7,397,370
155,273	LUKOIL ADR	11,893,912
910	NovaTek OAO	2,661,750
8,737	NovaTek OAO Sponsored GDR †	244,636
147,253	OAO Gazprom ADR (1)	12,663,758
8,538	Sberbank RF	12,721,620
919,566	TNK-BP Ltd (3) *	2,961,003
39,376	Unified Energy System GDR	1,921,549
74,092	ZAO Polyus Gold ADR (3) *	2,519,128
		57,635,668
	Italy—4.6%
116,750	Assicurazioni Generali	4,034,761
622,231	Banca Intesa	3,532,314
817,625	Banca Intesa - RNC	4,274,185
95,336	Banca Nazionale del Lavoro *	338,038
394,291	Banca Popolare di Milano	4,854,906

4

88,690	Banca Popolare di Sondrio	$1,410,821
19,535	Banca Popolare Emilia Romagna	1,067,461
91,389	Banche Popolari Unite	2,142,901
94,159	Banco Popolare di Verona	2,160,975
44,144	Bulgari SpA	513,795
142,111	Buzzi Unicem	2,669,587
393,420	Capitalia SpA	2,534,357
1,156,587	Cassa di Risparmio di Firenze	3,658,576
280,779	Credito Emiliano	3,501,556
48,822	Finmeccanica SpA	1,062,972
17,652	Geox SpA *	199,451
46,963	Luxottica Group	1,228,365
230,931	Parmalat SpA *	593,087
165,680	UniCredito Italiano	1,176,934
1,340,213	UniCredito Italiano	9,552,961
		50,508,003
	Turkey—4.6%
253,093	Akbank TAS	2,199,977
2,137,185	Dogan Sirketler Grubu *	8,480,893
1,992,658	Haci Omer Sabanci	15,362,896
2,285,729	Turkiye Garanti Bankasi *	10,538,887
1,105,007	Turkiye Is Bankasi	10,022,739
589,964	Turkiye Vakiflar Bankasi *	3,656,617
		50,262,009
	Poland—4.3%
75,859	Bank Handlowy w Warszawie	1,695,442
190,536	Bank PEKAO	10,615,914
18,180	Bank Prezemyslowo-Handlowy	4,444,141
149,849	Bank Zachodni WBK *	7,135,893
1,770,714	Pko Bank Polski	17,763,917
752,780	Telekomunikacja Polska	5,520,562
		47,175,869
	Netherlands—3.3%
42,926	Euronext NV	2,640,133
43,884	European Aeronautic Defense and Space	1,718,549
45,185	Heineken NV	1,588,433
240,857	ING Groep	8,589,922
216,787	Philips Electronics	7,312,931
374,381	Royal KPN	3,614,156
45,455	Royal Numico *	2,064,331
157,588	TNT NV	5,170,523
34,554	Unilever NV	2,423,128
11,526	VNU NV	385,870
		35,507,976
	Sweden—3.2%
23,968	Autoliv Inc	1,175,565
368,037	Ericsson AB - Class B	1,324,239
283,353	ForeningsSparbanken AB	8,055,827

5

122,273	Getinge AB - Class B	$1,910,741
13,380	Hennes & Mauritz - Class B	491,091
51,144	Modern Times Group - Class B *	2,484,968
698,408	Nordea AB	7,497,584
334,100	Skandinaviska Enskilda Banken	7,436,534
252,921	Skanska AB - Class B	3,919,145
46,248	TeliaSonera AB	262,362
		34,558,056
	Austria—3.1%
84,051	Erste Bank der Oesterreichischen Sparkassen	4,684,698
55,398	Erste Bank der Oesterreichischen Sparkassen *	3,045,962
435,877	Immofinanz Immobilien Anlagen *	4,488,341
116,702	OMV AG	8,240,509
72,648	Raiffeisen International Bank Holding *	5,252,408
140,192	Telekom Austria	3,391,084
36,435	Wiener Staedtische Versicher	2,283,825
40,082	Wienerberger AG	1,765,805
		33,152,632
	Australia—2.6%
359,768	BHP Billiton	7,021,380
100,940	Brambles Industries	757,452
43,225	CSL Ltd	1,422,344
1,527,976	Macquarie Airports	3,594,655
526,997	Newcrest Mining	10,444,548
221,329	Patrick Corp	1,138,485
51,383	Rio Tinto	2,947,023
126,880	Sonic Healthcare	1,438,716
		28,764,603
	Norway—1.8%
68,580	DNB Holding	767,431
64,927	Norsk Hydro	7,962,824
36,834	Orkla ASA	1,466,156
333,596	Statoil ASA	9,169,750
44,566	Telenor ASA	446,828
		19,812,989
	Belgium—1.7%
81,001	Almancora	9,521,201
105,122	Fortis	3,654,609
35,295	InBev	1,661,633
34,060	KBC Groupe (1)	3,418,326
		18,255,769
	Czech Republic—1.5%
110,457	Komercni Banka	16,196,485
	South Korea—1.4%
65,000	Lotte Shopping GDR * †	1,343,550
4,522	NHN Corp *	1,329,435

6

13,790	Samsung Electronics	$10,578,552
6,198	Samsung Electronics GDR	2,373,834
		15,625,371
	Spain—1.4%
24,552	ACS Actividades de Construccion y Servicios	854,157
248,681	Banco Bilbao Vizcaya Argentaria	5,018,797
49,965	Corporacion Mapfre	895,526
77,788	Endesa SA	2,238,654
26,376	Fadesa Inmobiliaria	1,044,125
32,127	Grupo Ferrovial	2,508,460
58,817	Inditex SA	2,019,085
53,166	Promotora de Informaciones	977,430
		15,556,234
	Finland—1.1%
256,068	Fortum Oyj	5,718,249
183,076	Nokia Oyj	3,345,753
70,181	Sampo Insurance - Class A	1,366,941
19,906	Sanomawsoy Oyj - Class B	494,556
21,726	Yit-Yhtyma Oyj	1,034,697
		11,960,196
	Hungary—1.1%
11,782	Gedeon RT	2,462,287
870,323	Magyar Telekom RT	4,102,984
153,770	OTP Bank	5,299,784
		11,865,055
	Mexico—0.9%
556,862	Fomento Economico Mexicano	4,368,966
17,315	Fomento Economico Mexicano ADR	1,356,457
1,562,958	Grupo Financiero Banorte	3,723,607
		9,449,030
	Romania— 0.8%
41,919,900	SNP Petrom *	8,576,458
	Greece—0.7%
58,220	Alpha Bank	1,996,470
163,438	Hellenic Telecommunication *	3,778,731
48,264	National Bank of Greece	2,222,377
		7,997,578
	Denmark—0.6%
89,444	Danske Bank	3,139,394
24,566	Novo Nordisk - Class B	1,374,791
10,568	TDC A/S	670,504
86,007	Vestas Wind Systems (1) *	1,693,024
		6,877,713

7

	United States—0.5%
178,620	News Corp	$2,990,141
100,000	News Corp - Class B (1)	1,654,000
12,675	Southern Copper	1,103,993
		5,748,134
	Hong Kong—0.5%
916,000	China Merchants Holdings International	2,379,390
534,740	Hutchison Telecommunications *	903,044
91,776	MTN Group	966,531
425,000	Yue Yuen Industrial Holdings	1,317,647
		5,566,612
	Cyprus—0.5%
748,129	Bank of Cyprus	5,432,549
	Indonesia—0.5%
7,685,297	Bank Mandiri Persero	1,449,206
5,709,767	Telekomunikasi Indonesia	3,862,677
		5,311,883
	Canada—0.3%
110,164	Barrick Gold	3,439,915
	Egypt—0.3%
27,762	Orascom Telecom Holding SAE GDR	1,837,844
90,049	Telecom Egypt GDR * †	1,431,779
		3,269,623
	Luxembourg—0.2%
43,278	Millicom International Cellular (1) *	1,666,203
	Portugal—0.1%
251,871	Banco Comercial Portugues	737,091
78,461	Portugal Telecom - Registered	786,973
		1,524,064
	Philippines—0.1%
36,107	Philippine Long Distance Telephone	1,284,343
	Brazil—0.1%
26,027	Aracruz Celulose ADR	1,021,300
	Lebanon—0.1%
56,886	Investcom LLC GDR *	1,001,762
	Kazkhstan—0.1%
57,378	Kazakhmys PLC *	884,173
	Ireland—0.0%
10,775	DePfa Bank	184,355
	TOTAL COMMON STOCKS (Cost $888,926,660)	1,003,924,214

8

		Market
Share		Value
Amount	Description	(Note 1)
PREFERRED STOCKS—0.3%
	Germany—0.3%
3,451	Henkel KGaA - Vorzug	$386,201
118,394	ProsiebenSat.1 Media	2,702,797
	TOTAL PREFERRED STOCKS (Cost $2,470,803)	3,088,998

		Market
Share		Value
Amount	Description	(Note 1)
WARRANTS—0.7%
	India—0.7%
628,092	Bharti Televentures - Class A Warrants, Expires 05/31/2010 * †	$5,086,666
97,589	CLSA State Bank of India Warrants, Expires 05/13/2010 * †	2,174,847
	TOTAL WARRANTS (Cost $7,030,161)	7,261,513

			Market
Face			Value
Value	Currency	Description	(Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATION—0.3%
		United States—0.3%
3,500,000	USD	U.S. Treasury Bill 4.050% due 03/16/2006 (Cost $3,483,069) (2)	$3,483,069

			Market
Face			Value
Value	Currency	Description	(Note 1)
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—3.1%
		United States—1.8%
970,645		Bank of America, with rates ranging from 4.490%-4.520% and maturity dates ranging from 03/17/2006-03/20/2006 (3)	$970,645
596,818		Bear Stearns & Co 4.635% due 06/06/2006 (3)	596,818
259,953		BGI Institional Money Market Fund 4.381% due 02/01/2006 (3)	259,953
880,368		Credti Suisse First Boston, with rates ranging from 4.540%-4.555 and maturity dates ranging from 02/01/2006-03/10/2006 (3)	880,368
1,341,951		Falcon Asset Securitization Corp 4.449% due 02/21/2006 (3)	1,341,951
324,939		Goldman Sachs Financial Square Prime Obligations Fund 4.282% due 02/01/2006 (3)	324,939
6,306,125		Goldman Sachs Group Inc. Repo 4.540% due 02/01/2006 (3)	6,306,125

9

290,779	Greyhawk Funding 4.513% due 03/06/2006 (3)	$290,779
954,909	Jupiter Securitization Corp., with rates ranging from 4.397%-4.468% and maturity dates ranging from 02/14/2006-02/22/2006 (3)	954,909
2,643,613	Merrill Lynch & Co Repo 4.490% due 02/01/2006 (3)	2,643,613
2,217,543	Merrimac Cash Fund - Premium Class 4.170% due 02/01/2006 (3)	2,217,543
1,629,470	Morgan Stanley & Co Repo 4.550% due 02/01/2006 (3)	1,629,470
746,022	Wells Fargo 4.430% due 02/28/2006 (3)	746,022
740,120	Yorktown Capital LLC 4.468% due 02/21/2006 (3)	740,120
		19,903,255
	United Kingdom—0.5%
596,818	Abbey National PLC 4.310% due 02/02/2006 (3)	596,818
2,238,066	Barclays, with rates ranging from 4.410%-4.535% and maturity dates ranging from 02/27/2006-03/28/2006 (3)	2,238,066
2,238,066	Royal Bank of Scotland 4.310% due 02/01/2006 (3)	2,238,066
		5,072,950
	Canada—0.3%
447,613	Bank of Nova Scotia 4.500% due 03/27/2006 (3)	447,613
1,492,044	Canadian Imperial Bank of Commerce 4.525% due 05/18/2006 (3)	1,492,044
746,022	Royal Bank of Canada 4.480% due 03/21/2006 (3)	746,022
		2,685,679
	France—0.2%
1,044,431	Calyon 4.455% due 03/02/2006 (3)	1,044,431
1,641,248	Societe Generale, with rates ranging from 4.460%-4.480% and maturity dates ranging from 02/01/2006-03/01/2006 (3)	1,641,248
		2,685,679
	Sweden—0.2%
1,193,635	Skandinaviska Enskilda Banken AB 4.380% due 02/13/2006 (3)	1,193,635
986,205	Svenska Handlesbanken 4.470% due 02/01/2006 (3)	986,205
		2,179,840

	Holland—0.1%
746,022	Rabobank Nederland 4.520% due 03/28/2006 (3)	746,022
	TOTAL SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING (Cost $33,273,425)	$33,273,425

10

			Market
Face			Value
Value	Currency	Description	(Note 1)
REPURCHASE AGREEMENT—6.6%
		United States—6.6%
72,318,218	USD	Investors Bank & Trust Company Repurchase Agreement, dated 01/31/2006, due 02/01/2006, with a maturity value of $72,324,285 and an effective yield of 3.02%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 4.287% - 7.09%, maturities from 10/25/2029 - 04/01/2033, and an aggregate market value of $75,934,129 (Cost $72,318,218)	$72,318,218
		TOTAL INVESTMENTS — 103.1% (Cost $1,007,502,336)	1,123,349,437
		Other Assets and Liabilities (NET) — (3.1%)	(33,649,721)
		TOTAL NET ASSETS — 100.0%	$1,089,699,716

Notes to the Portfolio of Investments:

ADR		American Depositary Receipt
GDR		Global Depositary Receipt
	(1)	All or a portion of this security was on loan to brokers at January 31, 2006.
	(2)	Security has been pledged for futures collateral.
	(3)	Represents investments of security lending collateral.
	*	Non-income producing security.
	†	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
Aggregate cost for federal income tax purposes was $1,008,918,732.

Glossary of Currencies

USD	— United States Dollar

11

JULIUS BAER INVESTMENT FUNDS

JULIUS  BAER INTERNATIONAL EQUITY FUND II

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

January 31, 2006 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
02/23/2006	AUD	7,353,000	5,559,089	5,413,132	$145,957
02/03/2006	DKK	5,249,318	854,030	848,032	5,998
02/23/2006	EUR	4,600,000	5,592,852	5,472,160	120,692
04/05/2006	EUR	3,969,993	4,838,141	4,800,000	38,141
04/13/2006	EUR	7,312,000	8,914,986	8,900,824	14,162
02/01/2006	GBP	401,427	713,477	711,450	2,027
03/09/2006	GBP	558,634	992,963	967,665	25,298
03/14/2006	GBP	159,789	284,028	283,649	379
04/05/2006	GBP	1,889,980	3,359,778	3,300,000	59,778
04/18/2006	GBP	2,541,000	4,517,561	4,501,763	15,798
04/25/2006	GBP	5,400,000	9,601,030	9,645,102	(44,072)
05/02/2006	GBP	401,427	713,766	711,450	2,316
02/01/2006	HKD	2,213,952	285,406	285,454	(48)
02/02/2006	JPY	920,262,650	7,861,125	7,707,323	153,802
02/07/2006	JPY	442,812,744	3,784,994	3,835,238	(50,244)
02/14/2006	JPY	99,776,700	853,602	854,875	(1,273)
02/16/2006	JPY	1,169,000,000	10,003,453	9,949,614	53,839
02/21/2006	JPY	501,289,000	4,292,361	4,262,480	29,881
02/23/2006	JPY	177,451,516	1,519,837	1,516,939	2,898
02/27/2006	JPY	643,400,000	5,513,362	5,488,824	24,538
03/14/2006	JPY	167,336,000	1,436,646	1,413,060	23,586
03/23/2006	JPY	160,220,900	1,377,134	1,378,980	(1,846)
03/27/2006	JPY	426,610,000	3,668,674	3,700,000	(31,326)
04/05/2006	JPY	734,252,640	6,321,555	6,374,718	(53,163)
04/17/2006	JPY	1,050,368,000	9,057,359	9,275,990	(218,631)
04/20/2006	JPY	117,544,845	1,013,991	1,036,871	(22,880)
04/25/2006	JPY	1,307,300,000	11,284,710	11,552,158	(267,448)
02/27/2006	NOK	37,118,000	5,584,086	5,577,628	6,458
04/18/2006	NOK	24,124,000	3,640,276	3,641,359	(1,083)
02/03/2006	SEK	8,262,864	1,085,144	1,040,663	44,481
04/18/2006	SEK	48,888,000	6,454,781	6,382,245	72,536
02/01/2006	ZAR	1,927,730	316,720	316,660	60
Net unrealized appreciation on forward foreign exchange contracts to buy					$150,611

1

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver
Expiration	Local		Value in	In Exchange	Net Unrealized
Date	Currency		USD	for USD	Depreciation
02/09/2006	CZK	13,720,037	587,334	555,467	$(31,867)
02/21/2006	CZK	32,582,000	1,395,978	1,305,735	(90,243)
02/28/2006	CZK	7,686,099	329,476	311,966	(17,510)
03/27/2006	CZK	4,873,555	209,323	206,726	(2,597)
02/01/2006	GBP	401,427	713,477	711,169	(2,308)
02/23/2006	HUF	20,769,360	100,035	99,661	(374)
03/27/2006	HUF	6,153,103	29,598	28,968	(630)
02/02/2006	JPY	920,262,650	7,861,125	7,697,101	(164,024)
02/16/2006	JPY	99,776,700	853,816	832,149	(21,667)
02/21/2006	JPY	501,289,000	4,292,361	4,183,426	(108,935)
02/02/2006	PLN	735,346	233,451	232,705	(746)
02/23/2006	PLN	958,004	304,194	299,854	(4,340)
03/27/2006	PLN	355,940	113,057	110,157	(2,900)
02/02/2006	TRY	235,301	177,810	177,318	(492)
02/23/2006	TRY	403,460	303,298	299,347	(3,951)
Net unrealized depreciation on forward foreign exchange contracts to sell					$(452,584)

Glossary of Currencies

AUD	—	Australian Dollar
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound Sterling
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
PLN	—	Polish Zloty
SEK	—	Swedish Krona
TRY	—	Turkish Lira
ZAR	—	South African Rand

2

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER INTERNATIONAL EQUITY FUND II

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

January 31, 2006

(Percentage of Net Assets)

At January 31, 2006, sector diversification of the Fund’s investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)
INDUSTRY SECTOR
Financials	36.1%	$392,843,444
Consumer Discretionary	10.1	109,560,071
Industrials	9.7	105,600,645
Materials	7.0	76,613,106
Consumer Staples	6.6	71,718,615
Healthcare	6.3	68,451,845
Energy	6.1	66,867,159
Telecommunications	4.5	49,361,683
Utilities	3.6	39,764,586
Information Technology	3.1	33,493,571
US Treasury Bill	0.3	3,483,069
Cash & Cash Equivalents	9.7	105,591,643
Total Investments	103.1	1,123,349,437
Other Assets and Liabilities (Net)	(3.1)	(33,649,721)
Net Assets	100.0%	$1,089,699,716

*       Cash and Equivalents and Other assets and liabilities (net) include the value of $727,288 of futures held plus any initial margin for such futures held. This represents 1.6% of net assets at January 31, 2006.

See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER TOTAL RETURN BOND FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (Unaudited)
(Percentage of Net Assets)

			Market
	Face		Value
Currency	Value		(Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATION—45.8%
		Federal Agricultural Mortgage
USD	4,000,000	4.250% due 07/29/2008	$3,952,076
		Federal Home Loan Bank
USD	2,000,000	4.110% due 02/22/2007 (1)	1,998,938
USD	4,762,490	4.720% due 09/20/2012	4,652,357
			6,651,295
		Federal Home Loan Mortgage
USD	4,000,000	2.810% due 02/02/2006	3,999,792
USD	3,800,000	3.750% due 11/15/2006	3,770,265
USD	3,600,000	4.050% due 06/28/2007	3,562,571
USD	11,000,000	5.000% due 02/01/2021 *	10,865,932
			22,198,560
		Federal National Mortgage Association
USD	1,916,254	4.271% due 11/15/2006	1,915,460
USD	2,200,000	4.663% due 02/15/2007 (1)	2,200,000
USD	1,510,000	3.250% due 11/15/2007	1,471,111
USD	12,000,000	4.500% due 02/01/2021 *	11,647,500
USD	11,000,000	5.500% due 02/01/2021 *	11,068,750
			28,302,821
		Government National Mortgage Association
USD	84,957	7.000% due 04/15/2032	89,253
USD	8,500,000	6.000% due 02/01/2036 *	8,712,500
			8,801,753
		U.S. Treasury Bond
USD	6,860,000	6.875% due 08/15/2025	8,706,575
		U.S. Treasury Inflation Indexed Bond
USD	2,295,304	0.875% due 04/15/2010	2,201,103
		U.S. Treasury Inflation Indexed Notes
USD	14,864,675	3.625% due 01/15/2008	15,380,844
USD	4,194,280	2.375% due 01/15/2025	4,435,448
			19,816,292
		U.S. Treasury Notes
USD	1,000,000	4.375% due 12/15/2010	994,610
USD	4,350,000	4.500% due 11/15/2015	4,341,335
			5,335,945
		Total U.S. Government and Agency Obligation (Cost $106,014,828)	105,966,420

1

CORPORATE BONDS—21.8%
		United States—20.9%
		Alliance Capital Management
USD	2,300,000	5.625% due 08/15/2006	$2,308,646
		Barrick Gold
USD	1,500,000	5.800% due 11/15/2034	1,444,856
		BHP Finance USA
USD	2,100,000	6.690% due 03/01/2006	2,103,450
USD	2,100,000	5.000% due 12/15/2010	2,093,055
			4,196,505
		Cargill Inc
USD	1,710,000	3.625% due 03/04/2009 †	1,642,262
USD	1,000,000	6.300% due 04/15/2009 †	1,037,931
			2,680,193
		Citigroup
USD	2,500,000	5.000% due 09/15/2014	2,446,890
		ConocoPhillips
USD	2,000,000	8.750% due 05/25/2010	2,288,648
		Credit Suisse First Boston USA
USD	2,150,000	4.875% due 08/15/2010	2,127,960
		General Dynamics
USD	1,900,000	2.125% due 05/15/2006	1,886,333
		General Electric Capital
USD	2,700,000	5.350% due 03/30/2006	2,702,743
		International Lease Finance
USD	595,000	5.625% due 06/01/2007	598,638
		Merck and Co
USD	3,100,000	4.726% due 02/22/2006 (1) †	3,099,389
		Morgan Stanley
USD	1,600,000	4.750% due 04/01/2014	1,525,053
		Ocean Energy
USD	2,475,000	7.250% due 10/01/2011	2,719,679
		Oglethorpe Power
USD	2,135,000	6.974% due 06/30/2011	2,199,159
		Oracle Corp/Ozark Holding
USD	1,600,000	5.000% due 01/15/2011 †	1,587,853
		Private Export Funding
USD	1,800,000	7.650% due 05/15/2006	1,815,244
		Reed Elsevier Capital
USD	1,000,000	6.125% due 08/01/2006	1,005,498
		Selkirk Cogen Funding, Series A
USD	2,001,784	8.650% due 12/26/2007	2,052,016

2

		Standard Credit Card Master Trust
USD	7,000,000	7.250% due 04/07/2008	$7,033,993
		Time Warner Entertainment
USD	1,500,000	8.375% due 03/15/2023	1,741,482
		Valero Energy
USD	1,100,000	6.875% due 04/15/2012	1,191,058
		Wachovia Bank
USD	1,700,000	4.375% due 08/15/2008	1,677,648
			48,236,429
		Austria—2.2%
		Bank Austria Creditanstalt
USD	5,000,000	5.750% due 06/08/2006	5,013,750
		Supra National—1.9%
		European Investment Bank
USD	2,700,000	4.500% due 02/17/2009	2,683,916
		International Bank for Reconstruction & Development
USD	2,000,000	9.250% due 01/15/2008	1,816,112
			4,500,028
		Singapore—1.0%
		Temasek Financial I
USD	2,500,000	4.500% due 09/21/2015 †	2,394,335
		Germany—1.0%
		Kreditanstalt fuer Wiederaufbau
USD	2,300,000	3.875% due 06/30/2009	2,248,809
		Norway—0.9%
		Eksportfinans A/S
USD	2,150,000	4.750% due 12/15/2008	2,148,059
		Qatar—0.9%
		Ras Laffan Liquefied Natural Gas II
USD	2,100,000	5.298% due 09/30/2020 †	2,053,216
		Netherlands—0.8%
		Russian Auto Loans
USD	1,766,629	6.170% due 08/10/2010 (1)	1,766,629
		Total Corporate Bonds (Cost $71,270,198)	70,454,310
FOREIGN GOVERNMENT BONDS—20.3%
		Canada—5.0%
		Canada Government
CAD	2,300,000	5.000% due 06/01/2014	2,127,777
		Canada Mortgage and Housing
USD	3,400,000	4.800% due 10/01/2010	3,402,037

3

		Ontario Province
USD	5,945,340	2.350% due 06/30/2006	$5,941,764
			11,471,578
		Poland—3.1%
		Poland Government
PLN	22,200,000	5.000% due 10/24/2013	7,076,196
		New Zealand—2.6%
		New Zealand Government
NZD	8,800,000	6.000% due 04/15/2015	6,106,436
		United Kingdom—2.5%
		United Kingdom
GBP	3,130,000	4.750% due 09/07/2015	5,826,190
		Mexico—2.0%
		United Mexican States
MXN	48,765,000	8.000% due 12/19/2013	4,652,729
		Turkey—1.8%
		Turkey Trust
USD	4,500,000	due 11/15/2007	4,140,580
		Israel—1.8%
		Israel Trust
USD	4,275,000	due 11/15/2006	4,120,929
		Hungary—1.3%
		Republic of Hungary
USD	3,000,000	6.500% due 04/19/2006	3,009,540
		Iceland—0.2%
		Housing Finance Fund
ISK	36,837,215	3.750% due 06/15/2044	545,553
		Total Foreign Government Bonds (Cost $45,652,099)	46,949,731
ASSET BACKED SECURITIES—10.5%
		American Express Credit Account Master Trust, Series 2001-4, Class A
USD	6,800,000	4.600% due 11/17/2008 (1)	6,806,093
		Bank One Issuance Trust, Series 2003-A2, Class A-2
USD	6,000,000	4.020% due 10/15/2008 (1)	6,002,937
		Bank One Issuance Trust, Series 2003-A5, Class A-5
USD	1,600,000	4.020% due 02/17/2009 (1)	1,601,346
		Citibank Credit Card Issuance Trust, Series 2001-A2, Class A2
USD	2,000,000	4.411% due 02/07/2008 (1)	2,001,144

4

		Harley-Davidson Motorcycle Trust, Series 2003-2, Class A2
USD	2,161,922	2.070% due 02/15/2011	$2,097,328
		MBNA Master Credit Card Trust, Series 2001-A, Class A
USD	3,000,000	4.120% due 07/15/2008 (1)	3,001,875
		Small Business Administration, Series 2005-P10B, Class 1
USD	2,656,000	4.940% due 08/10/2015	2,622,028
		Total Asset Backed Securities (Cost $24,165,336)	24,132,751
REPURCHASE AGREEMENT—5.6%
		United States—5.6%
USD	12,989,168	Investors Bank & Trust Company Repurchase Agreement, dated 01/31/2006, due 02/01/2006, with a maturity value of $12,990,258 and an effective yield of 3.02%, collaterallized by a U.S. Government Agency Obligation, with a rate of 4.293%, a maturity from 07/01/2018, and an aggregate market value of $13,638,627 (Cost $12,989,168)	12,989,168
		TOTAL INVESTMENTS — 112.7% (Cost $260,091,629)	260,492,380
		OTHER ASSETS AND LIABILITIES (NET) — (12.7%)	(29,310,424)
		TOTAL NET ASSETS — 100.0%	$231,181,956

Portfolio Footnotes:
	(1)	Variable rate security.
*

TBA - To Be Announced: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.

	†	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
Aggregate cost for federal income tax purposes was $260,210,677.
Glossary of Currencies
CAD	—	Canadian Dollar
GBP	—	British Pound Sterling
ISK	—	Icelandic Krona
MXN	—	Mexican Nuevo Peso
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
USD	—	United States Dollar

5

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER TOTAL RETURN BOND FUND
SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS
January 31, 2006 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
04/24/2006	AUD	5,555,556	4,194,014	4,150,000	$44,014
03/15/2006	CAD	4,960,570	4,343,887	4,247,767	96,120
03/16/2006	EUR	2,942,340	3,581,734	3,566,616	15,118
05/03/2006	KRW	4,200,000,000	4,360,415	4,391,009	(30,594)
02/15/2006	MXN	49,300,000	4,711,331	4,703,077	8,254
02/15/2006	PLN	7,231,126	2,295,933	2,107,340	188,593
04/11/2006	RUB	118,200,000	4,202,081	4,146,641	55,440
03/16/2006	SEK	43,300,000	5,703,539	5,643,091	60,448
02/15/2006	TWD	69,600,000	2,181,200	2,102,719	78,481
04/11/2006	ZAR	25,500,000	4,170,872	4,162,314	8,558
Net unrealized appreciation on forward foreign exchange contracts to buy					$524,432

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver
Expiration	Local		Value in	In Exchange	Net Unrealized
Date	Currency		USD	for USD	Depreciation
02/02/2006	EUR	2,889,108	3,508,244	3,493,221	$(15,023)
03/16/2006	EUR	2,942,340	3,581,735	3,570,000	(11,735)
02/15/2006	MXN	49,300,000	4,711,330	4,602,315	(109,015)
03/15/2006	NZD	5,680,000	3,877,983	3,862,400	(15,583)
02/15/2006	PLN	7,231,126	2,295,932	2,216,097	(79,835)
Net unrealized depreciation on forward foreign exchange contracts to sell					$(231,191)

Glossary of Currencies

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
KRW	— Republic of Korea Won
MXN	— Mexican Nuevo Peso
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— New Russian Ruble
SEK	— Swedish Krona
TWD	— New Taiwan Dollar
ZAR	— South African Rand

1

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER TOTAL RETRUN BOND FUND
PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)
January 31, 2006
(Percentage of Net Assets)

At January 31, 2006, sector diversification of the Fund’s investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)
INDUSTRY SECTOR
U.S. Government and Agency Obligations	45.8%	$105,966,420
Corporate Bonds	30.5	70,454,310
Foreign Government Bonds	20.3	46,949,731
Asset Backed Securities	10.5	24,132,751
Cash & Cash Equivalents	5.6	12,989,168
Total Investments	112.7	260,492,380
Other Assets and Liabilities (Net)	(12.7)	(29,310,424)
Net Assets	100.0%	$231,181,956

See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER GLOBAL HIGH YIELD BOND FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (Unaudited)
(Percentage of Net Assets)

Currency	Face Value		Market Value (Note 1)
CORPORATE BONDS—81.6%
		United States—63.1%
		Airgas Inc
USD	820,000	6.250% due 07/15/2014	$811,800
		Alpha Natural Resources
USD	210,000	10.000% due 06/01/2012	232,050
		American Towers
USD	400,000	7.250% due 12/01/2011	419,000
		Buckeye Technologies
USD	515,000	8.000% due 10/15/2010	499,550
		Callon Petroleum
USD	380,000	9.750% due 12/08/2010	399,950
		Calpine Generating
USD	580,000	10.135% due 04/01/2010	616,250
		Choctaw Resort Development Enterprise
USD	450,000	7.250% due 11/15/2019 †	457,875
		Church & Dwight
USD	590,000	6.000% due 12/15/2012	582,625
		CMS Energy
USD	800,000	8.500% due 04/15/2011	873,000
		Cooper-Standard Automotive
USD	345,000	8.375% due 12/15/2014	275,138
		Copano Energy
USD	25,000	8.125% due 03/01/2016 †	25,000
		Crown Cork & Seal
USD	580,000	7.375% due 12/15/2026	539,400
		Crystal US Holdings, Step Note
USD	820,000	due 10/01/2014 (1)	610,900
		Delta Airlines, Series 02-1
USD	406,187	7.779% due 01/02/2012	341,451
		Dex Media
USD	300,000	8.000% due 11/15/2013	309,750
		Dex Media West
USD	138,000	9.875% due 08/15/2013	153,008

1

		Dresser-Rand Group
USD	821,000	7.375% due 11/01/2014 †	$853,840
		Exco Resources
USD	580,000	7.250% due 01/15/2011	591,600
		Fisher Scientific International
USD	400,000	6.750% due 08/15/2014	417,500
		Ford Motor
USD	750,000	7.450% due 07/16/2031	556,875
		Foundation PA Coal
USD	830,000	7.250% due 08/01/2014	865,275
		IASIS Healthcare Capital
USD	645,000	8.750% due 06/15/2014	663,544
		Intcomex Inc
USD	285,000	11.750% due 01/15/2011 †	279,300
		INVISTA
USD	540,000	9.250% due 05/01/2012 †	577,800
		LaBranche & Co
USD	350,000	9.500% due 05/15/2009	374,500
		MedCath Holdings
USD	600,000	9.875% due 07/15/2012	636,000
		Mohegan Tribal Gaming Authority
USD	865,000	6.125% due 02/15/2013	861,756
		MSW Energy Holdings
USD	400,000	7.375% due 09/01/2010	414,000
USD	300,000	8.500% due 09/01/2010	320,250
			734,250
		Neff Rental/Neff Finance
USD	200,000	11.250% due 06/15/2012 †	214,500
		Northwest Airlines, Series 991A
USD	401,800	6.810% due 02/01/2020	385,802
		NRG Energy
USD	250,000	8.000% due 12/15/2013	280,000
USD	410,000	7.375% due 02/01/2016	419,225
			699,225
		OM Group
USD	535,000	9.250% due 12/15/2011	537,675
		Owens Brockway Glass Container
EUR	540,000	6.750% due 12/01/2014	662,279
		Premcor Refining
USD	100,000	9.250% due 02/01/2010	107,780
USD	575,000	7.500% due 06/15/2015	612,749
			720,529

2

		Qwest Communications International
USD	250,000	7.500% due 02/15/2014 †	$253,750
		Range Resources
USD	545,000	6.375% due 03/15/2015	546,363
		Royal Caribbean Cruises
USD	550,000	7.500% due 10/15/2027	600,897
		SBA Communications
USD	260,000	8.500% due 12/01/2012	288,600
		Southern Natural Gas
USD	510,000	8.000% due 03/01/2032	580,894
		Station Casinos
USD	755,000	6.875% due 03/01/2016	771,044
		SunGuard Data Systems
USD	235,000	10.250% due 08/15/2015 †	237,350
		Terex Corp
USD	340,000	7.375% due 01/15/2014	343,400
		UGS Corp
USD	715,000	10.000% due 06/01/2012	790,075
		United Air Lines, Series 00-1
USD	399,694	7.730% due 07/01/2010	396,099
		Wesco Distribution
USD	500,000	7.500% due 10/15/2017 †	511,250
		Williams Cos
USD	400,000	7.750% due 06/15/2031	436,000
		Wynn Las Vegas
USD	500,000	6.625% due 12/01/2014	489,375
		XM Satellite Radio
USD	140,000	12.000% due 06/15/2010	157,500
			24,181,594
		United Kingdom—4.3%
		Ineos Group Holdings
GBP	330,000	7.875% due 02/15/2016	400,719
		Lucasvarity PLC
GBP	350,000	10.875% due 07/10/2020	902,005
		WRG Finance
GBP	175,000	9.000% due 12/15/2014 †	330,476
			1,633,200
		Canada—4.1%
		Rogers Wireless
CAD	670,000	7.625% due 12/15/2011	628,510

3

		Shaw Communications
CAD	1,000,000	7.500% due 11/20/2013	$950,171
			1,578,681
		Germany—2.7%
		Grohe Holding
EUR	360,000	8.625% due 10/01/2014	418,569
		Tele Columbus
EUR	500,000	9.375% due 04/15/2012 †	619,293
			1,037,862
		Luxembourg—2.3%
		Nell AF SARL
EUR	540,000	8.375% due 08/15/2015 †	685,229
		Teksid Aluminum Luxembourg
EUR	200,000	11.375% due 07/15/2011	191,252
			876,481
		Brazil—2.2%
		Petrobras International Finance
USD	750,000	8.375% due 12/10/2018	858,750
		Belgium—1.5%
		Telenet Group Holding, Step Note
EUR	671,000	due 06/15/2014 (1) †	561,962
		Greece—0.8%
		Yioula Glassworks SA †
EUR	250,000	9.000% due 12/01/2015	316,477
		Netherlands—0.6%
		Kazkommerts International
EUR	210,000	8.000% due 11/03/2015 †	221,812
		Total Corporate Bonds (Cost $30,418,463)	31,266,819
FOREIGN GOVERNMENT BONDS—5.7%
		Colombia—2.1%
		Republic of Colombia
COP	1,500,000,000	12.000% due 10/22/2015	819,683
		Uruguay—2.0%
		Republica of Uruguay
UYU	15,000,000	10.500% due 10/20/2006	750,987
		South Africa—1.0%
		Republic of South Africa, Series R153
ZAR	2,000,000	13.000% due 08/31/2010	401,114
		Bulgaria—0.6%
		Bulgaria Registered Compensation Vouchers
BGN	540,000	due (2) *	$215,557
		Total Foreign Government Bonds (Cost $1,819,892)	2,187,341

4

Shares
COMMON STOCKS—2.2%
	United States—1.2%
73,500	Oakmont Acquisition *	449,820
	Canada—1.0%
21,000	Fort Chicago Energy Partners	210,496
5,000	Harvest Energy Trust	162,731
		373,227
	Total Common Stocks (Cost $811,530)	823,047

	Face
CONVERTIBLE BONDS—1.3%
		United States—1.3%
USD	1,850	Chesapeake Energy Convertible, 4.500% due 12/31/2049	188,700
		Graftech International
USD	410,000	1.625% due 01/15/2024	310,063
			498,763
		Total Convertible Debt (Cost $485,724)	498,763

	Shares
INVESTMENT FUNDS—1.2%
		Canada—1.2%
CAD	25,000	Duke Energy Income Fund	261,305
CAD	17,000	Innergex Power Income Fund	202,221
			463,526
		Total Investment Funds (Cost $408,847)	463,526

5

REPURCHASE AGREEMENT—6.0%
		United States—6.0%
USD	2,313,801	Investors Bank & Trust Company Repurchase Agreement, dated 01/31/2006, due 02/01/2006, with a maturity value of $2,313,995 and an effective yield of 3.02%, collaterallized by a U.S. Government Agency Obligation, with a rate of 4.375%, a maturity of 06/20/2023, and an aggregate market value of $2,429,491 (Cost $2,313,801)	$2,313,801
		TOTAL INVESTMENTS — 98.0% (Cost $36,258,257)	37,553,297
		OTHER ASSETS AND LIABILITIES (NET) — 2.0%	759,842
		TOTAL NET ASSETS — 100.0%	$38,313,139

Portfolio Footnotes:
	(1)	Variable rate security.
	(2)	Illiquid security.
	*	Non-income producing security.
	†	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
Aggregate cost for federal income tax purposes was $36,255,488.
Glossary of Currencies
BGN	—	Bulgarian Lev
CAD	—	Canadian Dollar
COP	—	Colombian Peso
EUR	—	Euro
GBP	—	British Pound Sterling
USD	—	United States Dollar
UYU	—	Uruguayuan Peso
ZAR	—	South African Rand

6

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER GLOBAL HIGH YIELD BOND FUND
SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS
January 31, 2006 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
03/16/2006	BRL	1,164,250	519,853	500,000	$19,853
02/28/2006	CAD	1,490,640	1,304,806	1,282,759	22,047
02/28/2006	EUR	1,229,874	1,495,777	1,485,900	9,877
02/28/2006	GBP	1,351,000	2,401,313	2,342,369	58,944
07/05/2006	IDR	4,937,500,000	507,756	500,000	7,756
02/01/2006	TRY	10,012	7,568	7,579	(11)
Net unrealized appreciation on forward foreign exchange contracts to buy					$118,466

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver
Expiration	Local		Value in	In Exchange	Net Unrealized
Date	Currency		USD	for USD	Depreciation
02/28/2006	CAD	967,000	846,447	831,225	$(15,222)
03/31/2006	CAD	2,090,000	1,830,911	1,820,557	(10,354)
03/31/2006	EUR	1,780,000	2,168,636	2,163,003	(5,633)
03/31/2006	GBP	1,208,000	2,147,377	2,136,034	(11,343)
Net unrealized depreciation on forward foreign exchange contracts to sell					$(42,552)

Glossary of Currencies

BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound Sterling
IDR	— Indonesian Rupiah
TRY	— Turkish Lira

1

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER GLOBAL HIGH YIELD BOND FUND
PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)
January 31, 2006
(Percentage of Net Assets)

At January 31, 2006, sector diversification of the Fund’s investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)
INDUSTRY SECTOR
Corporate Bonds	81.6%	$31,266,819
Foreign Government Bonds	5.2	1,971,784
Common Stocks	3.4	1,299,909
Covertible Debt	0.8	310,063
Investment Funds	0.5	202,221
Preferred Stocks	0.5	188,700
Cash & Cash Equivalents	6.0	2,313,801
Total Investments	98.0	37,553,297
Other Assets and Liabilities (Net)	2.0	759,842
Net Assets	100.0%	$38,313,139

See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

1. Significant Accounting Policies

a) Portfolio valuation:   Each Fund’s investments are valued at market. Equity securities, which are traded primarily on a U.S. or foreign stock exchange are valued at the last sale price on that exchange or, if there were no sales during the day, at the mean of the current quoted bid and asked prices. Portfolio securities which are traded primarily on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant event subsequent to that time is likely to have changed such value, including substantial changes in the values in U.S. markets subsequent to the close of a foreign market. In these circumstances, the the fair value of those securities will be determined by consideration of other factors by or under the direction of the Global Equity Fund’s Board of Directors, the Trust’s Board of Trustees (each “Board” and collectively, the “Boards”) or their respective delegates. Debt securities (other than government securities and short-term obligations) are valued by independent pricing services approved by the respective Board. Investments in government securities (other than short-term securities) are valued at the mean of the quoted bid and asked prices in the over-the-counter market. Short-term investments that mature in 60 days or less are valued at amortized cost. Any securities for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotations, are valued in accordance with fair value pricing approved by the repective Board.

The Boards have identified certain circumstances in which the use of fair value pricing method is necessary. In such circumstances, the Boards have also approved an independent fair value service for foreign equities, which may provide the fair value price. For options and warrants, a fair value price may be determined using an industry accepted modeling tool. In addition, the Funds’ Pricing Committees may determine the fair value price based upon factors that include the type of the security, the initial cost of the security and price quotations from dealers and/or pricing services in similar securities or in similar markets.

b) Repurchase agreements:   The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation in return for the use of the Fund’s available cash, subject to an obligation of the seller to repurchase and the Fund to resell the obligation, at an agreed-upon price and time. Thus, the yield during the Fund’s holding periord is determinable. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund’s holding period. The value of the collateral at all times is equal to at least 100% of the total amount of the repurchase obligations, including accrued interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Funds’ investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with whom the Funds enter into repurchase agreements to evaluate potential risks.

c) Foreign currency:   The books and records of the Funds are maintained in U.S. dollars. Foreign currencies and investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period, purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains or losses on investments which result from changes in foreign currencies have been included in the net unrealized appreciation (depreciation) of investments. Net realized currency gains and losses include foreign currency gains and losses between trade date and settlement date on investment securities transactions, gains and losses from foreign currency transactions and the gains and losses from differences between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase trade date and sale trade date is included in realized gains and losses on security transactions.

d) Forward foreign currency contracts:   Forward foreign currency contracts are valued at the forward rate and are marked-to-market at each valuation date. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

As part of its investment strategy, a Fund may enter into forward foreign currency contracts to manage the Fund’s portfolio holdings against currency risks. A Fund may also utilize forward foreign currency contracts to reduce or eliminate an underweighted position in a currency relative to its benchmark when purchasing underlying equities denominated in that currency is not advisable by the advisor. With respect to a Fund’s obligations to purchase or sell currencies under forward foreign currency contracts, a Fund will either deposit with its custodian in a segregated account cash or other liquid securities having a value at least equal to its obligations, or continue to own or have the right to sell or acquire respectively, the currency subject to the forward foreign currency contract.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

e) Financial Futures Contracts:   In order to gain exposure to or protect against changes in security values, the Funds may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Funds and the prices of future contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds’ agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized gains or losses. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized on futures contracts (see Note 4 for outstanding futures contracts at January 31, 2006).

f) Options:   The Funds may write options to generate current income to manage investment risk. Each Fund may write put and call options on up to 25% of the net asset value of the securities in its portfolio and will realize fees (referred to as “premiums”) for granting the rights evidenced by the options. When a Fund writes a call option or a put option, an amount equal to the premium received by that Fund is recorded as a liability, the value of which is marked-to-market at each valuation date. When a written option expires, that Fund realizes a gain equal to the amount of the premium originally received. When a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which that Fund purchased upon exercise. The Funds will write only covered options.

The Funds may purchase put and call options that are traded on foreign as well as U.S. exchanges and in the over-the-counter market. Each Fund may utilize up to 2% of its assets to purchase both put and call options on portfolio securities. Purchases of put and call options are recorded as an investment, the value of which is marked-to-market at each valuation date. When a purchased option expires, no proceeds will be expected and a Fund will realize a loss. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

The International Equity Fund, the International Equity Fund II, the High Yield Bond Fund and the Global Equity Fund may purchase and sell call and put options on stock indices. A Fund’s possible loss, in either case, will be limited to the premium paid for the option, plus related transaction costs. In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier”.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. In addition, a Fund could be exposed to risks if the counterparties to the transaction are unable to meet the terms of the contracts.

Swaps:   The Funds may enter into interest rate, currency, index, total return and credit default swaps. The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. Interest rate swaps involve the exchange with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A total return swap is an agreement to exchange the return on a stock, bond or index for a fixed or variable financing charge. A credit default swap is an agreement between two counterparties that allows one counterparty to be “long” a third-party credit risk, and the other counterparty to be “short” the credit risk. Credit default swaps are designed to transfer the credit exposure of fixed income products between parties.

The Funds will usually enter into swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps are entered into for good faith hedging purposes, the investment adviser believes such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. The Funds will not enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody’s or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the investment adviser. If there is a default by the counterparty, the Funds may have contractual remedies pursuant to the agreements related to the transaction.

Securities Lending:   The Global Equity Fund, the International Equity Fund and the International Equity Fund II have established a securities lending agreement with Investors Bank & Trust Company in which the Funds lend portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to 102% of the market value of the securities on loan. These Funds may loan securities to brokers, dealers, and financial institutions determined by the Adviser to be creditworthy, subject to certain limitations. Under the agreement, these Funds continue to earn income on the securities loaned. Collateral received is generally cash, and such Funds invest the cash and receive any interest on the amount invested, but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In the event of counterparty default, these

Funds are subject to potential loss if any such Fund is delayed or prevented from exercising its right to dispose of the collateral. These Funds each bear risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

2. Net Unrealized Tax Basis Appreciation/Depreciation

At January 31, 2006, net unrealized appreciation/depreciation for federal income tax purposes is comprised of the following components:

	Federal	Gross	Gross	Tax Basis
	Income Tax	Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Global Equity Fund	$38,715,192	$5,833,298	$(490,100)	$5,343,198
International Equity Fund	13,865,578,446	4,643,543,436	(66,501,554)	4,577,041,882
International Equity Fund II	1,008,918,732	117,739,892	(3,309,187)	114,430,705
Total Return Bond Fund	260,210,677	1,657,782	(1,376,079)	281,703
Global High Yield Bond Fund	36,255,488	1,504,696	(206,887)	1,297,809

3. Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the loss of value in investments of foreign securities because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political conditions, lack of timely and reliable financial information and other factors. These risks are increased for investment in emerging markets. Emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in emerging market securities than other foreign securities. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

4. Financial Futures Contracts

The following financial futures contracts were outstanding on the Funds as of January 31, 2006:

	Expiration Date	Contracts	Description	Position	Net Unrealized Appreciation
Global Equity Fund:
	03/06	1	NIKKEI 225 Index	Long	$9,818
	03/06	4	TOPIX Index	Long	44,934
					$54,752

	Expiration Date	Contracts	Description	Position	Net Unrealized Appreciation
International Equity Fund:
	03/06	1905	NIKKEI 225 Index	Long	$15,011,564
	03/06	1882	TOPIX Index	Long	17,863,495
					$32,875,059

	Expiration Date	Contracts	Description	Position	Net Unrealized Appreciation
International Equity Fund II:
	03/06	141	NIKKEI 225 Index	Long	$871,723
	03/06	117	TOPIX Index	Long	1,088,605
					$1,960,328

5. Investments in Affiliated Issuers

An afffiliated issuer, as defined under 1940 Act is one in which a Fund’s holdings of an issuer represents 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s investments in securities of these issuers for the 3 months ended January 31, 2006 is set forth below:

Summary of Transactions with Affiliated Companies

Julius Baer International Equity Fund

Affiliate	Shares Held January 31, 2006	Purchases (Cost)	Proceeds Sales	Dividend Income	Market Value January 31, 2006
Beijing Capital International Airport—Class H	68,880,641	$18,768,884	$—	$—	$38,848,142
Clear Media	29,637,000	6,244,359	—	—	26,553,028
DZI AD	212,919	940,139	—	—	11,698,120
InterCars	613,971	—	—	—	7,535,091
Polska Grupa Farmaceutyczna	540,697	—	—	—	10,247,821
Royal UNIBREW	335,340	—	—	—	31,532,402
Sniezka	709,930	—	—	—	6,333,227
TOTALS		$25,953,382	$—	$—	$132,747,831

6. Swaps

The International Equity Fund has entered into the following swap agreements:

A Relative Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the Nikkei 225 Index net of any relevant withholding tax. In exchange, this Fund will make semi-annual payments equal to 1.10% on the 1,961,000,000 JPY face value plus the repo spread (0.30% for the first reset period) on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount. The value of the contract, which terminates on September 17, 2008, is recorded as a receivable for open swap contracts of $14,358,507 at January 31, 2006.

A Relative Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the Nikkei 225 Index net of any relevant withholding tax. In exchange, this Fund will make semi-annual payments equal to 0.80% on the 1,958,000,000 JPY face value plus the repo spread (0.32% for the first reset period) on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount. The value of the contract, which terminates on June 17, 2008, is recorded as a receivable for open swap contracts of $12,947,417 at January 31, 2006.

A Relative Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the TOPIX Index net of any relevant withholding tax. In exchange, this Fund will make semi-annual payments equal to 1.10% on the 1,961,000,000 JPY face value plus the repo spread (0.37% for the first reset period) on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount. The value of the contract, which terminates on September 17, 2008, is recorded as a receivable for open swap contracts of $15,417,690 at January 31, 2006.

A Relative Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the TOPIX Index net of any relevant withholding tax. In exchange, this Fund will make semi-annual payments equal to 0.80% on the 1,958,000,000 JPY face value plus the repo spread (0.32% for the first reset period) on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount. The value of the contract, which terminates on June 17, 2008, is recorded as a receivable for open swap contracts of $14,006,601 at January 31, 2006.

A Total Return Swap Agreement with ING Bank N.V. whereby this fund will receive the notional amount mulipiled by the return on SC Impact Bucuresti, variable rate, 6 month Euribor + 6.5%, due 01/31/2009. In exchange, this Fund will pay the net coupon amounts on the notional amount converted into EUR at a specified FX rate. The value of the contract, which expires on March 1, 2009 is recorded as receivable for open swap contracts of $822 at January 31, 2006.

The Global High Yield Fund has entered into the following swap agreements:

A Credit Default Swap Agreement with Goldman Sachs International whereby this fund will receive 0.40% of the notional amount of $500,000 quarterly. The value of the contract, which terminates on December 20, 2010 is recorded as a payable for open swap agreements of $3,123 at January 31, 2006.

Item 2. Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)), are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Separate certifications for the Registrant’s of Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Julius Baer Global Equity Fund Inc.

By:	/s/ Tony Williams
Tony Williams
President (Principal Executive Officer)
Date:	04/03/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Craig Giunta
Craig Giunta
Chief Financial Officer (Principal Financial Officer)
Date:	04/03/2006
By:	/s/ Tony Williams
Tony Williams
President (Principal Executive Officer)
Date:	04/03/2006